J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP. ABS-15G

 Exhibit 99.5 - Schedule 2

Grade Summary

Standard and Poor's Loan Grades
Final Loan Grade	Credit	Compliance	Property	Overall
A	0	0	0	0
B	0	218	0	218
C	0	0	0	0
D	0	0	0	0
N/A	0	0	0	0
Total	0	218	0	218

Fitch Loan Grades
Final Loan Grade	Credit	Compliance	Property	Overall
A	0	0	0	0
B	0	218	0	218
C	0	0	0	0
D	0	0	0	0
N/A	0	0	0	0
Total	0	218	0	218

DBRS Rating Agency Loan Grades
Final Loan Grade	Credit	Compliance	Property	Overall
A	0	0	0	0
B	0	218	0	218
C	0	0	0	0
D	0	0	0	0
N/A	0	0	0	0
Total	0	218	0	218

Moodys Rating Agency Loan Grades
Final Loan Grade	Credit	Compliance	Property	Overall
A	0	0	0	0
B	0	218	0	218
C	0	0	0	0
D	0	0	0	0
N/A	0	0	0	0
Total	0	218	0	218

Kroll Rating Agency Loan Grades
Final Loan Grade	Credit	Compliance	Property	Overall
A	0	0	0	0
B	0	218	0	218
C	0	0	0	0
D	0	0	0	0
Total	0	218	0	218

Loan Level Exception - Disposition

AMC Loan ID	Customer Loan ID	Seller Loan ID	Alternate Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	Fitch Final Rating	Moodys Final Rating	DBRS Final Rating	SP Final Rating	Kroll Final Rating
XXXX	3158537431	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date oXX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed oXX/XX/XXXXX, prior to three (3) business days from transaction date oXX/XX/XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	BUYER - GENERAL COMMENT (XX/XX/XXXX: Appeal. Please see Clarity doc # D0360 and also attached reflecting date of disbursement request waXX/XX/XXXX. LL
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Both referenced docs are one in the same & neither list the Disbursement date.
BUYER - GENERAL COMMENT (XX/XX/XXXX: Appeal. Please see screen print reflecting loan closeXX/XX/XXXX and fundeXX/XX/XXXX. LL
BUYER - GENERAL COMMENT (XX/XX/XXXX): Please see Note. The transaction date waXX/XX/XXXX. Per the Promise to Pay section, interest does not begin until the business day following the midnight expiration of the rescission periodXX/XX/XXXX.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per the Transaction date/ Notary date on Security Instrument, loan closed oXX/XX/XXXX.
BUYER - GENERAL COMMENT (XX/XX/XXXX): The loan closed oXX/XX/XXXX, Right of Cancel response due date waXX/XX/XXXX at midnight, which was three business days after loan closed. The loan funded the next day. MZ
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per the Transaction date/ Notary date on Security Instrument, loan closed oXX/XX/XXXX.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																						Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B	B	B	B
XXXX	3158537486	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B	B	B	B
XXXX	3158537543	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	BUYER - GENERAL COMMENT (XX/XX/XXXX): Appeal. Please see page 517 D653 showing the application date oXX/XX/XXXX- RAC REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Tape data & property report indicate that reviewed loan is a 1st lien iao $XXX / XXX%. Referenced doc (page 517) indicates app date is for a 2nd lien iao $XXX / XXX%. Exception remains.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158537571	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158537586	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	BUYER - GENERAL COMMENT (XX/XX/XXXX): Please review uploaded flood REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Closing date XX/XX/XXXX, Date of disclosure XX/XX/XXXX. Flood Ins Notice was not received prior to closing.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158537632	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	BUYER - GENERAL COMMENT (XX/XX/XXXX): 6.24.25 Subject loan is a XXX HELOC and did not utilize a 1003. JF REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Promissory Note is a 1st lien loan, not a HELOC as there's no line of credit. Missing Final Loan Application from Origination.	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	BUYER - GENERAL COMMENT (XX/XX/XXXX): 6.24.25 Subject loan is a XXX HELOC which did not require a GFE. JF
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Promissory Note is a 1st lien loan, not a HELOC as there's no line of credit.
BUYER - GENERAL COMMENT (XX/XX/XXXX): 6.24.25 Please review the Property Report at page 25 doc# D0180 which specifies type as S and Boarding Data Sheet at page 23 doc#D979 collateral summary section which identifies the subject as a 1-4 family. JF
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Referenced doc is often entered as a general property type which does not specify the actual type of property, ie: detached/attached/PUD, etc. Missing Appraisal from origination.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158537658	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158537735	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Miscellaneous Compliance - Alternate source used for application date: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing. Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance Charge Variance of $XXX is due to difference in lender's accepted payment stream as per final til and actual calculated payment stream.	BUYER - GENERAL COMMENT (XX/XX/XXXX): 6/26-Appeal: Per the HUD-1, all closing costs reflect Lender Paid, please review and rescind. TC
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.
BUYER - GENERAL COMMENT (XX/XX/XXXX): According to the language in the ROR, the H9 Rescission Model Form is applicable. The HUD-1 document shows the payoff of the previous XXX HELOC (as indicated in the credit report), where there is an increase in the credit amount. The language emphasizes the new transaction rather than the rescission of the previous loan, highlighting that the right to cancel applies solely to the new credit.
BUYER - GENERAL COMMENT (XX/XX/XXXX): ROR, HUD-1, CBR
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The ROR type, itself, is not essentially in question, it's the inability to determine previous lender since the title is missing from the file.
BUYER - GENERAL COMMENT (XX/XX/XXXX): Additional support to show correct form used. Public Record showing prior HELOC originated by XXX and Deed of Trust.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Unable to use screenshot. There's no relevant (address, date, etc.) info to prove as previous lender. Exception remains.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																						Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B	B	B	B
XXXX	3158537769	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
																			[2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV			State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158537770	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158537810	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [1] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158537838	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $XXX Origination Fee and $XXX Flood Cert as prepaid finance charges.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX	3158537858	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158537872	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	BUYER - GENERAL COMMENT (XX/XX/XXXX: Appeal. Please see Clarity Doc # 1356 reflecting subject property is single family detached. LL REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Doc type can only come from origination documentation, not post closing. Missing Appraisal from origination.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158537873	XXX	$XXX	XX	XX/XX/XXXX	Primary	UTD UTD	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Notice Concerning Extensions of Credit Disclosure dated less than 12 days prior to closing, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
																			[2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV		BUYER - GENERAL COMMENT (XX/XX/XXXX): 6.20.25 Appeal. Please see attached system screen print showing the property type at origination. Please review and rescind. rk REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Attached screenshot does not show property type.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158537903	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [1] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158537907	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B	B	B	B
XXXX	3158537909	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158537922	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158537936	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538049	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	BUYER - GENERAL COMMENT (XX/XX/XXXX): 6.20.25 Appeal. Please see D0108, page 57 for Home Equity Application which specifies to property type as SFR. Please review and rescind. Rk REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Referenced doc is often entered as a general property type which does not specify the actual type of property, ie: detached/attached/PUD, etc. Missing Appraisal from origination.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538058	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538060	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
																			[2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV		BUYER - GENERAL COMMENT (XX/XX/XXXX): 6.25.25 Please clarify what fees you are referring to, additional information is requested. thank you . BUYER - GENERAL COMMENT (XX/XX/XXXX): THE HELOC and the HUD both show borrower paid loan orig. fee $XXX please advise.gs. REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XX/XX/XXXX): The origination fee on the HELOC agreement is $XXX and matches the fee amount on the HUD. The Appraisal fee of $XXX (POC), Admin fee of $XXX (POC) and Flood cert fee of $XXX (POC) on the HUD are not included on the HELOC agreement therefore they do differ.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538092	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Miscellaneous Compliance - Alternate source used for application date: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.	BUYER - GENERAL COMMENT (XX/XX/XXXX): The HUD-1 indicates the payoff of a prior 1st and 2nd mortgage with XXX (same lender refinance). The ROR indicates the borrower is entering into a new transaction to increase the amount of credit previously provided. Based on the language in the ROR, the correct form (H9) was utilized.
BUYER - GENERAL COMMENT (XX/XX/XXXX): HUD-1, ROR
																					REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The HUD cannot be used to determine previous lender as it does not differentiate if 'Lender' listed on the HUD is actual lender or servicer. This info should come from the Prelim Title. Exception remains.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B	B	B	B
XXXX	3158538094	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538110	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538134	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538205	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	BUYER - GENERAL COMMENT (XX/XX/XXXX): 7/8-Appeal: Attached please find origination title search which confirms lien paid off with XXX/XXX. Pls rescind. TC BUYER - GENERAL COMMENT (XX/XX/XXXX): title	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538220	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538235	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Insurance Documentation - Flood Insurance Error: Insurance premium was not provided. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] State Compliance - Texas Home Loan (Insurance Notice to Applicant Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of Special Flood Hazard Disclosure is missing State Compliance - Texas Home Loan (Insurance Notice to Applicant Not Provided Timely): Application date is missing in file	BUYER - GENERAL COMMENT (XX/XX/XXXX Appeal - Please see the attached Notice of Flood provided to the borrower oXX/XX/XXXX. CG REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Note Date XX/XX/XXXX, Flood Notice XX/XX/XXXX. Disclosure not given prior to closing.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						State Compliance - Texas Home Loan (Insurance Notice to Applicant Not Provided Timely): It is unclear whether an assignee of either a Texas home loan or a high-cost home loan would be exposed to administrative and civil liability.			-	B	B	B	B	B
XXXX	3158538296	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538301	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538323	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538337	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	BUYER - GENERAL COMMENT (XX/XX/XXXX): Title REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. Missing Final Title from Origination.	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Miscellaneous Compliance - Alternate source used for application date: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing. Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose recording service fees totaling $XXX as pre paid finance charges.	BUYER - GENERAL COMMENT (XX/XX/XXXX: Appeal. Please see Clarity doc #0679 -Itemization of amount financed listed all the ppfc. LAS reflect discrepancies of $XXX & $XXX in recording fees. Both are not ppfc. Itemization of amount financed reflects the $XXX recording fee was paid by lender. The $XXX recording fee was paid by borrower's own funds. Finance charge was re-calculated and yielded an FC accurate result. LL
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Points and fees that meet the definition of finance charge are included in the finance charge calculation, regardless of whether they are paid by the borrower at closing (financed) or outside closing (cash). Fees paid by another party may be excluded from finance charges, however the subject loan file does not contain evidence that another party paid the recording service fees.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																						Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B	B	B	B
XXXX	3158538350	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B	B	B	B
XXXX	3158538386	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an CLO Fee $XXX and Flood LOL $XXX as prepaid finance charge.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX	3158538405	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538448	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538531	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538538	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538552	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $XXX Flood Cert Fee, $XXX CLO Fee and $XXX Recording Service Fee as prepaid finance charges.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX	3158538579	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538665	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Notice Concerning Extensions of Credit Disclosure dated less than 12 days prior to closing, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
																			[2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV			State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538712	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538732	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538733	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	Miscellaneous Compliance - Alternate source used for application date: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538735	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX	3158538762	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX			3158538784	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Miscellaneous Compliance - Alternate source used for application date: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.	BUYER - GENERAL COMMENT (XX/XX/XXXX: Appeal. Please see Clarity doc # 0961 reflecting property type is a single family dwelling. LL REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Referenced doc is often entered as a general property type and does not specify the actual type of property, ie: detached/attached/PUD, etc. Missing Appraisal from origination.				-	B	B	B	B	B
XXXX	3158538789	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $XXX Flood Cert, $XXX Settlement Fee, $XXX Courier Fee and $XXX Tax Cert Fee as prepaid finance charges.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX	3158538836	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																			[2] State Compliance - Texas 50(a)(6) Security Instrument Provided on a TX Non-Home Equity Loan: Texas Home Equity 50(a)(6) Security Instrument provided on a transaction determined not to be eligible for Texas Equity 50(a)(6). Potential contractual issue		BUYER - GENERAL COMMENT (XX/XX/XXXX)XX/XX/XXXX25 Appeal. Subject is a Not Same Lender transaction and the proper H8 form was utilized. Please note, the XXX, XXX merger did not occur untiXX/XX/XXXX. The subject transaction is dated just prior oXX/XX/XXXX. The prior mortgage was originated by XXX. The loan was acquired by XXX and serviced under XXX Loan# XXX as shown on the HUD1 and Boarding sheet disbursements. The Note and DOT of that prior loan are still located in our Image system and attached for your review. MC	State Compliance - Texas 50(a)(6) Security Instrument Provided on a TX Non-Home Equity Loan: Potential contractual issue			-	B	B	B	B	B
XXXX	3158538880	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	BUYER - GENERAL COMMENT (XX/XX/XXXX: Appeal. Please see Clarity doc # D0111 Title search at origination, reflecting XXX is the current lender being refinanced with XXX, same lender refinance. Property is in OH, 6th Circuit Court. ROR form used was H8 which have held that the use of an H8 form in a same-lender refinance is acceptable notice to the borrower of their rescission rights. LL BUYER - GENERAL COMMENT (XX/XX/XXXX): Please disregaXX/XX/XXXX appeal. LL	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538898	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): HELOC Agreement Finance Charge of $XXX is underdisclosed from HUD Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
																			[2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV		BUYER - GENERAL COMMENT (XX/XX/XXXX APPEAL, The under disclosed amount of $XXX is below the tolerance threshold of $XXX for refinances. /dp REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, flood not disclosed on HELOC agreement. BUYER - GENERAL COMMENT (XX/XX/XXXX: Appeal. Per LAS and HUD-1, the only prepaid finance charge is the Flood cert for $XXX, and is within the $XXX tolerance. LL REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. No additional documentation was provided. This exception is not for finance charge violation.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538919	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538969	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [1] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	BUYER - GENERAL COMMENT (XX/XX/XXXX): Appeal – See Application date also See HUD, lender is the settlement agent. BUYER - GENERAL COMMENT (XX/XX/XXXX APPEAL, Please provided calculation details used to arrive at the re-calculated finance charge. /dp REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, However, without a breakdown of the lender's APR and FC calculation, we cannot be sure of the reason for the variance.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX	3158538971	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	BUYER - GENERAL COMMENT (XX/XX/XXXX): Appeal, Please see document showing property type of Single family, found in Acuity page 17 D0075. -RAC REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Referenced doc is often entered as general property types and do not specify the actual type of property, ie: detached/attached/PUD, etc. Missing Appraisal from origination.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158538981	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	BUYER - GENERAL COMMENT (XX/XX/XXXX): 6.17.25 Subject loan closed as a HELOC. HELOC loans generally do not utilize 1003 applications which are required for mortgage loans. JF REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Promissory Note is not a line of credit. Exception remains. Missing Final Loan Application from Origination.	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	BUYER - GENERAL COMMENT (XX/XX/XXXX): 6.17.25 Home Equity Lines of Credit (HELOCS) are generally exempt from RESPA. RESPA applies to federally related mortgage loans, refinances, property improvement loans, assumptions and equity lines of credit secured by residential real estate. However, HELOCS are not subject to the same requirements as traditional mortgage loans. JF
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Promissory Note is not a line of credit, it is a loan. Exception remains.
BUYER - GENERAL COMMENT (XX/XX/XXXX): 6.17.25 Please review page 1006 doc id#D0438 Boarding Data Sheet-Collateral Summary which reports the subject as 1-4 Family with a value of $XXX and page 748 doc id# D0752 which is the XXX Property Report completed on 5.18.2006 which reports the subject as  "Property Type S". Final HUD1 at line 803 Appraisal reports $XXX fee for Appraisal to XXX. JF
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Referenced docs are often entered as general property types and do not specify the actual type of property, ie: detached/attached/PUD, etc. Missing Appraisal from origination.
BUYER - GENERAL COMMENT (XX/XX/XXXX): 6.25.25 Please re-review document at page 748 doc#D0752 which is the XXX Property Report referenced on the HUD. The charge was $XXX and a fee for a full appraisal. Property Type is shown as S which does match Boarding data sheet as a 1-4 family. JF
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The label "1-4 family" represents more than one type of residence. We cannot assume one type over another as "S" is too general of a term. Details would be determined from the Appraisal which is missing from origination. Exception remains.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B	B	B	B
XXXX	3158538984	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539000	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Notice Concerning Extensions of Credit Disclosure dated less than 12 days prior to closing, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	Miscellaneous Compliance - Alternate source used for application date: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539023	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539030	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539078	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539096	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539146	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided	BUYER - GENERAL COMMENT (XX/XX/XXXX25 - Appeal. Final Title policy not required for 2nd lien.-GBN REVIEWER - GENERAL COMMENT (XX/XX/XXXX): This HELOC is a 1st position lien - Final Title is required. BUYER - GENERAL COMMENT (XX/XX/XXXX25 - Appeal. Please see MSP FHST screenshot for flood zone.-GBN BUYER - GENERAL COMMENT (XX/XX/XXXX): flood zone REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. A Flood Mapping Data screenshot is not a Flood Cert.	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV	BUYER - GENERAL COMMENT (XX/XX/XXXX: Appeal. Reviewed LAS. The only ppfc charge is a flood cert for $XXX which was paid by lender. In any event, $XXX underdisclosed ppfc is below the $XXX tolerance allowed. LL
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Points and fees that meet the definition of finance charge are included in the finance charge calculation, regardless of whether they are paid by the borrower at closing (financed) or outside closing (cash). Fees paid by another party may be excluded from finance charges, however the subject loan file does not contain evidence that another party paid the flood fee, and recording fees
BUYER - GENERAL COMMENT (XX/XX/XXXX: Appeal. Reviewed LAS. The only ppfc charge is a flood cert for $XXX which was paid by lender.  In any event, $XXX underdisclosed ppfc is below the $XXX tolerance allowed. LL
																					REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Points and fees that meet the definition of finance charge are included in the finance charge calculation, regardless of whether they are paid by the borrower at closing (financed) or outside closing (cash). Fees paid by another party may be excluded from finance charges, however the subject loan file does not contain evidence that another party paid the flood fee, and recording fees	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539209	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX			3158539212	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - Alternate source used for application date [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Miscellaneous Compliance - Alternate source used for application date: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.		State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	B	B	B	B	B
XXXX	3158539279	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539298	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																			[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Miscellaneous Compliance - Alternate source used for application date: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.		Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX	3158539315	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	BUYER - GENERAL COMMENT (XX/XX/XXXX25 - Appeal. Please see D1301 document ID in Clarity for flood certificate.-GBN REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Flood Cert referenced is not from the time of origination. Exception remains.	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539339	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539397	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539412	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539446	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539501	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [1] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539531	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539555	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement Finance Charge of $XXX is underdisclosed from HUD Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV	BUYER - GENERAL COMMENT (XX/XX/XXXX): 6.30.25 Appeal. The flood life of loan in the amount of $XXX was not paid by the borrower according to executed Disbursement Request & Authorization form located in the loan under D0483, page 922. Please review and rescind. rk
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, Fees disclosed on HUD were not reflected on HELOC.
BUYER - GENERAL COMMENT (XX/XX/XXXX)XX/XX/XXXX - Please see page 2 of the attached Owner Acknowledgment document which states "I have not paid any fees or charges in connection with this extension of credit that are not shown on the HUD-1 or HUD1 A Settlement Statement."  This statement was initialed by the borrower and the document was signed by the borrower.  Please review and rescind. LM
BUYER - GENERAL COMMENT (XX/XX/XXXX): 6.30.25 Appeal.  The flood life of loan in the amount of $XXX was not paid by the borrower according to executed Disbursement Request & Authorization form located in the loan under D0483, page 922.  Please review and rescind. Rk
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, Fees disclosed on HUD were not reflected on HELOC.
																					BUYER - GENERAL COMMENT (XX/XX/XXXX)XX/XX/XXXX - Please see page 2 of the attached Owner Acknowledgment document which states "I have not paid any fees or charges in connection with this extension of credit that are not shown on the HUD-1 or HUD1 A Settlement Statement." This statement was initialed by the borrower and the document was signed by the borrower. Please review and rescind. LM	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539588	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539599	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	BUYER - GENERAL COMMENT (XX/XX/XXXX): confirming disbursement
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, Notary datXX/XX/XXXX
BUYER - GENERAL COMMENT (XX/XX/XXXX): Note datXX/XX/XXXX and disbursement checks dateXX/XX/XXXX - 3 business days
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. The rescission rule under Note allow the consumer to exercise their right to rescind until midnight of the third business day following the last occurrence of the following events: 1. The date of the transaction; 2. Delivery of the rescission notice; and 3. Delivery of all material disclosures. Under #1 above, this would represent the date the loan closed. While this would normally be evidenced by the signature on the Note, the Note does not indicate which date the document was signed; however, the Security Instrument does evidenced by the notary jurat.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B	B	B	B
XXXX	3158539642	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV	Miscellaneous Compliance - Alternate source used for application date: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.	BUYER - GENERAL COMMENT (XX/XX/XXXX: Appeal. Please see trailing doc uploaded XX/XX/XXXX25 page 472/473. Clarity doc # 0148 Drive report page 2 with XXX as lender reflecting property type is single family residence. LL
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Referenced doc is often entered as a general property type which does not specify the actual type of property, ie: detached/attached/PUD, etc. Missing Appraisal from origination.
BUYER - GENERAL COMMENT (XX/XX/XXXX Appeal - The requirement does not apply to HELOC’s and was effective after the origination date of the subject loan.  CG
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains.  The Secure and Fair Enforcement for Mortgage Licensing Act was in effect 2008 and is not affected by loan type.
BUYER - GENERAL COMMENT (XX/XX/XXXX): Appeal: Agree that the SAFE Mortgage Licensing Act was in effect in 2008. Disagree that the specific requirement to include the NMLS information on the application applied to HELOC's.	Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539650	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539657	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV	BUYER - GENERAL COMMENT (XX/XX/XXXX: Appeal. Per LAS & HUD, the only prepaid finance charge is the $XXX for Flood cert fee; this is within the $XXX tolerance. Re-calculated ppfc and yielded fc accurate result. LL
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. Fees disclosed on HUD were not disclosed on HELOC agreement.
BUYER - GENERAL COMMENT (XX/XX/XXXX: Appeal. Per LAS & HUD, the only prepaid finance charge is the $XXX for Flood cert fee; this is within the $XXX tolerance.  Re-calculated ppfc and yielded fc accurate result. LL
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. Fees disclosed on HUD were not disclosed on HELOC agreement.
BUYER - GENERAL COMMENT (XX/XX/XXXX APPEAL, Providing evidence of application date. /dp
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per process for alt source for application date, document must state "Application Date" and have lender name to be used.
BUYER - GENERAL COMMENT (XX/XX/XXXX APPEAL, Providing evidence subject is a SFR.  /dp
																					REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Referenced doc is too general and does not specify the actual type of property, ie: detached/attached/PUD, etc. Details would be determined from the Appraisal which is missing from origination. Exception remains.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539681	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Notice Concerning Extensions of Credit Disclosure dated less than 12 days prior to closing, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	BUYER - GENERAL COMMENT (XX/XX/XXXX): 7/3-Appeal: Final Hud-1 and disbursement documentation on subject transaction reflects loan being paid off is with XXX and the correct H8(different lender)form was used. TC
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Previous lender is determined from title, not the HUD. There's no way to determine Lender vs Servicer utilizing the HUD. Exception remains.
BUYER - GENERAL COMMENT (XX/XX/XXXX): 7/5-Appeal: Attached please find evidence of XXX county recorders office showing release of American Mortgage Co Lien paid off by subject transaction. TC
BUYER - GENERAL COMMENT (XX/XX/XXXX): release
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The lien release screenshot does not specify enough information to determine it was the loan for the subject property. Additionally, there's 336 lines of info in search criteria but only 1 page supplied to AMC for review.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B	B	B	B
XXXX	3158539713	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	BUYER - GENERAL COMMENT (XX/XX/XXXX APPEAL, Please see Collateral Summary section of the Boarding Data Sheet and Flood insurance section of the Disbursement Request and Authorization for Flood information. Flood insurance was not required. /dp REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Referenced docs are not a Flood Certification. Exception remains.	2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	BUYER - GENERAL COMMENT (XX/XX/XXXX APPEAL, Please see Collateral Summary section of the Boarding Data Sheet and Flood insurance section of the Disbursement Request and Authorization for Flood information. Flood insurance was not required. /dp
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Referenced docs do not identify the Flood Zone. Exception remains.
BUYER - GENERAL COMMENT (XX/XX/XXXX)XX/XX/XXXX25 Appeal: Please see the attached post origination Title Search which confirms the original lender was different from the subject loan lender. The H-8 form is for a refinance with a different lender. CK	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539739	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539832	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539836	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158539976	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540003	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540014	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
																			[2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV			State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540042	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV	BUYER - GENERAL COMMENT (XX/XX/XXXX: Appeal. Re-calculated ppfc and yielded an fc accurate result. The only ppfc item is the $XXX Flood cert fee which the borrower did not pay – see Disbursement Request and Authorization in Clarity doc # 0284. Additionally, the tolerance for refi is $XXX.LL
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, under disclosure of difference between HELOC agreement and HUD
BUYER - GENERAL COMMENT (XX/XX/XXXX: Appeal. Re-calculated ppfc and yielded an fc accurate result. The only ppfc item is the $XXX Flood cert fee which the borrower did not pay – see Disbursement Request and Authorization in Clarity doc # 0284, no charges. Additionally,  the tolerance for refi is $XXX.LL
																					REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, under disclosure of difference between HELOC agreement and HUD.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540058	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: ProvidXX/XX/XXXX07. ClosiXX/XX/XXXX07.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540081	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose CLO Fee of $XXX and Flood Cert Fee of $XXX.5 as prepaid finance charges.	BUYER - GENERAL COMMENT (XX/XX/XXXX): The HUD-1 indicates the payoff of a XXX mortgage (not the same lender). The ROR does not indicate the borrower is entering into a new transaction to increase the amount of credit previously provided. Based on the absent of this language in the ROR, the correct form (H8) was utilized
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Previous lender is determined from title, not the HUD. There's no way to determine Lender vs Servicer utilizing the HUD. Exception remains.
BUYER - GENERAL COMMENT (XX/XX/XXXX): XXXX was not the Lender or the servicer as the pay off request was received from XXXX. (See attached)
BUYER - GENERAL COMMENT (XX/XX/XXXX): XXX was not the Lender as the payoff request was received from XXX. (See attached)	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX	3158540092	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed oXX/XX/XXXXX, prior to three (3) business days from transaction date oXX/XX/XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Miscellaneous Compliance - Alternate source used for application date: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	BUYER - GENERAL COMMENT (XX/XX/XXXX): Appeal – See Notary Acknowledgment. This instrument was Acknowledged before me on. The borrower executed HUD and ROR are dated as of the transaction datXX/XX/XXXX with the Disbursement date oXX/XX/XXXX. A Notary Acknowledgment is merely an Acknowledgment and not a Jurat which requires that the document be signed in the Notary’s presence. In this case the dates are made clear by the date the borrower(s) received two copies of the notice explaining your right to rescind, HUD and Note
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XX/XX/XXXX): Unable to clear. Prior trailing document provided, see D77, provided the funding date oXX/XX/XXXX.
BUYER - GENERAL COMMENT (XX/XX/XXXX): Appeal - Saturday is a business day for the lender, ROR dateXX/XX/XXXX tXX/XX/XXXX rescission compliant with funding date oXX/XX/XXXX.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, Loan closed XX/XX as per Notary date and RTC eligible disbursement date iXX/XX/XXXX.
BUYER - GENERAL COMMENT (XX/XX/XXXX): Appeal – See Notary Acknowledgment. This instrument was Acknowledged before me on. The borrower executed HUD and ROR are dated as of the transaction datXX/XX/XXXX with the Disbursement date oXX/XX/XXXX. A Notary Acknowledgment is merely an Acknowledgment and not a Jurat which requires that the document be signed in the Notary’s presence. In this case the dates are made clear by the date the borrower(s) received two copies of the notice explaining your right to rescind, HUD and Note
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The RTC expiration date is dated prior to Disbursement date. Per Funding date on trailing docs XX/XX/XXXX while RTC cancel date, printed on RTC XX/XX/XXXX.
BUYER - GENERAL COMMENT (XX/XX/XXXX): Appeal - Saturday is a business day for the lender, ROR dateXX/XX/XXXX tXX/XX/XXXX rescission compliant with funding date oXX/XX/XXXX. Please review and clear both the ROR and the Rescission exceptions as the Rescission exception is locked out but not cleared.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, Loan closed XX/XX as per Notary date and RTC eligible disbursement date iXX/XX/XXXX.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																						Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B	B	B	B
XXXX	3158540118	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
																			[2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV			State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540128	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Notice Concerning Extensions of Credit Disclosure dated less than 12 days prior to closing, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed oXX/XX/XXXXX, prior to three (3) business days from transaction date oXX/XX/XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	BUYER - GENERAL COMMENT (XX/XX/XXXX): Please see Note. Per the Promise to Pay section, interest does not begin until the business day following the midnight expiration of the rescission periXX/XX/XXXX01. MZ
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains.  Notary date on the Security Instrument is XX/XX and the transaction date.  Three business days after that date XX/XX, XX/XX, XX/XX (Saturday) makes the loan eligible for disbursement on the Monday the XXX.  Evidence of disbursement on the XXX is prior to the three business days.
BUYER - GENERAL COMMENT (XX/XX/XXXX): Please see attached boarding data sheet showing disbursement date, also loan proceed payoff checks are all dateXX/XX/XXXX. MZ
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. The Security Instrument is notarized on the XXX and considered the transaction dated which is when the right to rescind date starts. Three business days from the transaction date is the XXX.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																						Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B	B	B	B
XXXX	3158540133	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540143	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed oXX/XX/XXXXX, prior to three (3) business days from transaction date oXX/XX/XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	BUYER - GENERAL COMMENT (XX/XX/XXXX): Appeal – See Notary Acknowledgment. This instrument was Acknowledged before me on. The borrower executed the ROR is dated as of the transaction datXX/XX/XXXX with the Disbursement date oXX/XX/XXXX. A Notary Acknowledgment is merely an Acknowledgment and not a Jurat which requires that the document be signed in the Notary’s presence. In this case the date is made clear by the date the borrower received two copies of the notice explaining your right to rescind.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, Please provide evidence the loan was closed oXX/XX/XXXX despite the fact the Mortgage appears to have been signed oXX/XX/XXXX. Note the preprinted date oXX/XX/XXXX on page 1 of the Note is not generally relied on to support when that document was signed when the Notary Date on the Security Instrument is a different date.
BUYER - GENERAL COMMENT (XX/XX/XXXX): Rescission period start date: The three-day right of rescission period, established under the Truth in Lending Act (TILA), doesn't begin until after these three events have occurred: Signing of the credit contract (Promissory Note). Receipt of the TILA disclosure document (Closing Disclosure). Receipt of two copies of the notice explaining the right to rescind. The Acknowledgment that the borrower received 2 copies of the right to cancel is signed and dated by the borroweXX/XX/XXXX.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, Please provide evidence the loan was closed oXX/XX/XXXX despite the fact the Mortgage appears to have been signed oXX/XX/XXXX. Note the preprinted date oXX/XX/XXXX on page 1 of the Note is not generally relied on to support when that document was signed when the Notary Date on the Security Instrument is a different date.
BUYER - GENERAL COMMENT (XX/XX/XXXX): Appeal – See Notary Acknowledgment. This instrument was Acknowledged before me on. The borrower executed the ROR is dated as of the transaction datXX/XX/XXXX with the Disbursement date oXX/XX/XXXX. A Notary Acknowledgment is merely an Acknowledgment and not a Jurat which requires that the document be signed in the Notary’s presence. In this case the date is made clear by the date the borrower received two copies of the notice explaining your right to rescind.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, Please provide evidence the loan was closed oXX/XX/XXXX despite the fact the Mortgage appears to have been signed oXX/XX/XXXX. Note the preprinted date oXX/XX/XXXX on page 1 of the Note is not generally relied on to support when that document was signed when the Notary Date on the Security Instrument is a different date.
BUYER - GENERAL COMMENT (XX/XX/XXXX): Rescission period start date: The three-day right of rescission period, established under the Truth in Lending Act (TILA), doesn't begin until after these three events have occurred: Signing of the credit contract (Promissory Note). Receipt of the TILA disclosure document (Closing Disclosure). Receipt of two copies of the notice explaining the right to rescind. The Acknowledgment that the borrower received 2 copies of the right to cancel is signed and dated by the borroweXX/XX/XXXX.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, Please provide evidence the loan was closed oXX/XX/XXXX despite the fact the Mortgage appears to have been signed oXX/XX/XXXX. Note the preprinted date oXX/XX/XXXX on page 1 of the Note is not generally relied on to support when that document was signed when the Notary Date on the Security Instrument is a different date.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																						Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B	B	B	B
XXXX	3158540156	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540158	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540160	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540164	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Miscellaneous Compliance - Alternate source used for application date: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	B	B	B	B	B
XXXX	3158540184	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540193	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	BUYER - GENERAL COMMENT (XX/XX/XXXX): 7/6-Appeal : Attached please find confirmation of XXX Lien being released after being paid off with subject transaction. This confirms it was a different lender and therefore correct H8 rescission form was utilized. TC BUYER - GENERAL COMMENT (XX/XX/XXXX): lien release REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The lien release screenshot does not specify enough information to determine it was the subject property loan being paid off.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	B	B	B	B	B
XXXX	3158540226	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Miscellaneous Compliance - Alternate source used for application date: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	B	B	B	B	B
XXXX	3158540245	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540276	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																			[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)		BUYER - GENERAL COMMENT (XX/XX/XXXX)XX/XX/XXXX25 Appeal: Please see attached Title Search which reflects the original lender was different than the subject loan lender. In addition. please see Docs D0734 (Final HUD1), D0678 (Payoff Statement) and, D0653 (Credit Report), The original letter per the documents was Litton. CK				-	B	B	B	B	B
XXXX	3158540329	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540345	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540349	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	BUYER - GENERAL COMMENT (XX/XX/XXXX APPEAL, Please see Collateral Summary section of the Boarding Data Sheet and Flood insurance section of the Disbursement Request and Authorization for Flood information. Flood insurance was not required. /dp REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The Disbursement Request is not a Flood Cert. Exception remains.	2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	BUYER - GENERAL COMMENT (XX/XX/XXXX APPEAL, Please see Collateral Summary section of the Boarding Data Sheet and Flood insurance section of the Disbursement Request and Authorization for Flood information. Flood insurance was not required. /dp
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The Flood Hazard Zone is not located on the Disbursement Request. Exception remains.
BUYER - GENERAL COMMENT (XX/XX/XXXX)XX/XX/XXXX25 Appeal: Please see DOCs D0542 (HUD1), D0512 (Credit Report), D0553 (Payoff Statement), and D0552). The original lender was XXX. The XXX account number matches between the HUD1, Payoff statement, and the Hazard Insurance. The original lender for the subject loan was a different lender. CK	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540380	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540472	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540486	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	BUYER - GENERAL COMMENT (XX/XX/XXXX APPEAL, Please see Collateral Summary section of the Boarding Data Sheet and Flood insurance section of the Disbursement Request and Authorization for Flood information. Flood insurance was not required. /dp REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A Disbursement Request is not an acceptable replacement for a Flood Certification. Exception remains.	2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	BUYER - GENERAL COMMENT (XX/XX/XXXX APPEAL, Please see Collateral Summary section of the Boarding Data Sheet and Flood insurance section of the Disbursement Request and Authorization for Flood information. Flood insurance was not required. /dp
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A Disbursement Request does not identify the Flood Zone. Exception remains.
BUYER - GENERAL COMMENT (XX/XX/XXXX)XX/XX/XXXX25 Appeal: Please see DOC D1506, the Final HUD1, which shows the loan payoff to XXX. DOC D1516 is the payoff letter to XXX. The Credit Report (D3178) validates the XXX Mortgage Payoff. XXX was not the original lender on the subject loan. CK	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540506	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Miscellaneous Compliance - Alternate source used for application date: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing. Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	BUYER - GENERAL COMMENT (XX/XX/XXXX25 - Appeal. Please see D0128 document ID in Clarity for the Property Type.-GBN
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Referenced doc is a general property type which does not specify the actual type of property. Details would be determined from the Appraisal which is missing from origination. Exception remains.
BUYER - GENERAL COMMENT (XX/XX/XXXX: Appeal. Finance charge was re-calculated and yielded FC accurate result. Borrower's finance charge is only the $XXX as reflected on the TIL and HUD.  The finance charge of $XXX is accurate. LL
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Points and fees that meet the definition of finance charge are included in the finance charge calculation, regardless of whether they are paid by the borrower at closing (financed) or outside closing (cash). Fees paid by another party may be excluded from finance charges, however the subject loan file does not contain evidence that another party paid the flood fee or CLO.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX	3158540510	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	BUYER - GENERAL COMMENT (XX/XX/XXXX25 Please see D0707 765/1878 PUD Rider states at the bottom "Multistate PUD Rider - Single Family - Fannie Mae/Freddie Mac Uniform Instrument" REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Referenced doc is not specific as there's more than 1 type of PUD. Details would be determined from the Appraisal which is missing from origination.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540517	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540560	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	B	B	B	B	B
XXXX	3158540604	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	BUYER - GENERAL COMMENT (XX/XX/XXXX): Appeal: Attached please find the Release of Lien sent for recording by XXX after the XXX mortgage was paid with the subject loan. The release confirms XXX was the original lender. Based on the release confirming XXX is not the original lender, the proper rescission form, H8, was used for the subject closing. BUYER - GENERAL COMMENT (XX/XX/XXXX): release of lien	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540606	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance Charge Variance of $XXX is due to a CLO-fee to Lending Tree paid POC not disclosed on the Itemization of Fees.	BUYER - GENERAL COMMENT (XX/XX/XXXX: Appeal. Please see Clarity doc # D0426 - Amount Financed Itemization which supports borrower paid ppfc is only $XXX loan origination fee. LL REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Points and fees that meet the definition of finance charge are included in the finance charge calculation, regardless of whether they are paid by the borrower at closing (financed) or outside closing (cash). Fees paid by another party may be excluded from finance charges, however the subject loan file does not contain evidence that another party paid the CLO fee.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX	3158540650	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540728	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided	BUYER - GENERAL COMMENT (XX/XX/XXXX): Please review document found Notice of Insurance Notice - D 0186. Document date during origination and it shows the Policy number. BUYER - GENERAL COMMENT (XX/XX/XXXX): Flood MSP Screen REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Attached screenshot is not an acceptable replacement for a Flood Certification. Exception remains.	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
																			[2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV			State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540755	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	BUYER - GENERAL COMMENT (XX/XX/XXXX): The HUD-1 indicates the payoff of a XXX mortgage (not the same lender). The ROR does not indicate the borrower is entering into a new transaction to increase the amount of credit previously provided. Based on the absent of this language in the ROR, the correct form (H8) was utilized. BUYER - GENERAL COMMENT (XX/XX/XXXX): Appeal withdrawn. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): No action	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540790	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540807	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX			3158540831	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B	B	B	B
XXXX	3158540832	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed oXX/XX/XXXXX, prior to three (3) business days from transaction date oXX/XX/XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																						Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B	B	B	B
XXXX	3158540845	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [1] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540869	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
																			[2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV			State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540909	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	BUYER - GENERAL COMMENT (XX/XX/XXXX APPEAL, Please see Collateral Summary section of the Boarding Data Sheet and Flood insurance section of the Disbursement Request and Authorization for Flood information. Flood insurance was not required. /dp REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Referenced docs are not a Flood Certification. Exception remains.	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540919	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540922	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																			[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)		BUYER - GENERAL COMMENT (XX/XX/XXXX): 7/7-Appeal: Attached please find original deeds for loans with XXX and XXX paid off at closing. TC BUYER - GENERAL COMMENT (XX/XX/XXXX): deeds REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A Warranty Deed from XXX does not serve as a valid and most updated evidence of previous lender. The Assignments uploaded are from XXXX - post closing. The other is from XXXX showing a different borrower - both are not relevant. The Prelim title is the preferred document. Exception remains.				-	B	B	B	B	B
XXXX	3158540931	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	BUYER - GENERAL COMMENT (XX/XX/XXXX)XX/XX/XXXX Appeal. Please find attached Title Search report. Full title policy was not required for Home Equity loans. LL REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Title Search is acceptable as a Prelim title. Subject loan is in 1st lien position so Final Title is required.	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540980	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	Miscellaneous Compliance - Alternate source used for application date: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing. Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	BUYER - GENERAL COMMENT (XX/XX/XXXX): Flood cert in trailing docs. MC REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, Exception refers to Flood disclosure. BUYER - GENERAL COMMENT (XX/XX/XXXX): Subject transaction was a refi - Borrower already had an active flood insurance policy in place.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540983	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158540989	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541012	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541045	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	BUYER - GENERAL COMMENT (XX/XX/XXXX APPEAL, Providing evidence of application date. /dp
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per process for alt source for application date, document must state "Application Date" and have lender name to be used. Additionally, there is no year listed on the date.
BUYER - GENERAL COMMENT (XX/XX/XXXX): 7.8.25 Please re-review the uploaded documents which specify a telephone application was taken, document is signed and notarized, stating initial application was taken at least 12 days prior to closing and 2 loan processing documents which report the subject loan application date for the purpose of processing the subject loan was considered to be XX.XX.XXXX. JF
BUYER - GENERAL COMMENT (XX/XX/XXXX): 7.8.25 Please re-review uploaded documents. JF	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541047	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541156	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541180	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541187	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541193	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	BUYER - GENERAL COMMENT (XX/XX/XXXX 6/XX/25 APPEAL, HELOAN, Flood Cert provided shows property is not in flood zone, flood insurance is not required. /dp BUYER - GENERAL COMMENT (XX/XX/XXXX Please disregard previous appeal. /dp REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Ok. Exception remains.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541196	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
																			[2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV		BUYER - GENERAL COMMENT (XX/XX/XXXX): 6.25.25 Appeal HELOC open end credit card account per HUD the closing fees were POC by lender and per HELOC agreement page 142of550 D0235 payment of closing cost-did not “elect to charge” any fees. Please give additional information as to what this exception is for. thank you REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, Fees charged on HUD are POC but unable to determine party that paid POC charges.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541198	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541228	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541241	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Notice Concerning Extensions of Credit Disclosure dated less than 12 days prior to closing, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541341	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541365	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	BUYER - GENERAL COMMENT (XX/XX/XXXX 6/XX/25 APPEAL, HELOAN, MSP screen shows (FLOD) flood zone X, flood insurance is not required. /dp REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Attached screenshot is not a Flood Cert. Exception remains.	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a CLO fee of $XXX as prepaid finance charge.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX	3158541388	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541429	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] General - Missing Document: Escrow Option Clause not provided [3] Insurance Documentation - Missing Document: Flood Insurance Policy not provided [3] Application / Processing - Missing Document: Missing Final 1003	BUYER - GENERAL COMMENT (XX/XX/XXXX): Escrow Option Clause not required see exception 33561553, escrowed prior to requirement date. BUYER - GENERAL COMMENT (XX/XX/XXXX): See Flood Policy	2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - Flood Insurance Policy Missing: The subject property is in a flood zone, evidence of flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Verify and date capture as per source document	BUYER - GENERAL COMMENT (XX/XX/XXXX): Please see attached screenshot from MSP. Thank you.
BUYER - GENERAL COMMENT (XX/XX/XXXX): see attached file
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The attached screenshot is not the Notice of Special Hazard Disclosure provided prior to closing.
BUYER - GENERAL COMMENT (XX/XX/XXXX): Please review flood document
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please confirm the documents prior to uploading. Doc is not dated or signed. Nor is it the correct document. Exception remains.
BUYER - GENERAL COMMENT (XX/XX/XXXX): Please see attached screenshot from MSP screen.
BUYER - GENERAL COMMENT (XX/XX/XXXX): See attached.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The attached screenshot does not show the Flood Insurance Policy. Exception remains.
BUYER - GENERAL COMMENT (XX/XX/XXXX): Please review uploaded Flood document
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per Flood Cert, property is in a flood zone therefore flood insurance is required.
BUYER - GENERAL COMMENT (XX/XX/XXXX): See Flood Policy in Trailing Docs	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541490	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541523	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541540	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B	B	B	B
XXXX	3158541578	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
																			[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.		BUYER - GENERAL COMMENT (XX/XX/XXXX): 6.27.25 Appeal. In the loan file, under D0301, page 50, comment summary notes dateXX/XX/XXXX state, 1st lien Condo. In addition, Credit Investigation, under D032, page 59 shows property type as SFR & Condo. Please review and rescind. rk REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, Unable to determine specific property type at origination.				-	B	B	B	B	B
XXXX	3158541588	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541625	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541634	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	BUYER - GENERAL COMMENT (XX/XX/XXXX)XX/XX/XXXX25 Appeal. Please find title search attached. MC	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541671	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	BUYER - GENERAL COMMENT (XX/XX/XXXX: Appeal. Re-calculated ppfc and yielded an fc accurate result. There are no pppfc paid by borrower as reflected on Disbursement Request and Authorization in Clarity doc # D0493.LL
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Points and fees that meet the definition of finance charge are included in the finance charge calculation, regardless of whether they are paid by the borrower at closing (financed) or outside closing (cash). Fees paid by another party may be excluded from finance charges, however the subject loan file does not contain evidence that another party paid the flood fee or settlement/closing fee.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX	3158541680	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	BUYER - GENERAL COMMENT (XX/XX/XXXX): Appeal: Attached please find the subject title commitment which does not show any mortgages on Schedule B. This is supported by HUD-1 not paying off any mortgage as well. BUYER - GENERAL COMMENT (XX/XX/XXXX): title	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX	3158541716	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B	B	B	B
XXXX	3158541809	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541872	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	BUYER - GENERAL COMMENT (XX/XX/XXXX)XX/XX/XXXX APPEAL, A title policy was not required for this HELOC, see Disbursement Instructions and Installment Loan Amount Financed Itemization TIL disclosure, show no charge for a Title Insurance Policy. /dp REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. Final Title policy required for 1st lien transactions.	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV	BUYER - GENERAL COMMENT (XX/XX/XXXX)XX/XX/XXXX APPEAL, HELOC, Please see attached MTLI-Track 1 screen print from Residential Loan Production System showing application date aXX/XX/XXXX. /dp
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Screen print as described not located in file from 6/30. Please give location or reupload.
BUYER - GENERAL COMMENT (XX/XX/XXXX APPEAL, Reloading MTLI-Track 1 screen print. /dp
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. Per process for alt source for application date, document must state "Application Date" and have lender name to be used. Screen shot provided does not reflect a lender name.
BUYER - GENERAL COMMENT (XX/XX/XXXX)XX/XX/XXXX APPEAL, Please see attached HELOC Collateral valuation screen print and credit investigation showing property details.  /dp
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Referenced doc is not specific as there's more than 1 type of SFR. Details would be determined from the Appraisal which is missing from origination. Exception remains.
BUYER - GENERAL COMMENT (XX/XX/XXXX APPEAL, THE Document provided clearly shows that the property is not a Condo, PUD, nor Manufactured home.  /dp
																					REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The documents do not identify specific property type. i.e.: attached or detached. Exception remains.				-	B	B	B	B	B
XXXX	3158541897	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541925	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed oXX/XX/XXXXX, prior to three (3) business days from transaction date oXX/XX/XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	BUYER - GENERAL COMMENT (XX/XX/XXXX): Appeal – See Notary Acknowledgment. This instrument was Acknowledged before me on. The borrower executed the ROR is dated as of the transaction datXX/XX/XXXX with the Disbursement date oXX/XX/XXXX. A Notary Acknowledgment is merely an Acknowledgment and not a Jurat which requires that the document be signed in the Notary’s presence. In this case the date is made clear by the date the borrower received two copies of the notice explaining your right to rescind.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, Please provide evidence the Loan was opened oXX/XX/XXXX despite the fact the Mortgage  appear to have been signed oXX/XX/XXXX. Note the preprinted date oXX/XX/XXXX on page 1 of the  is not generally relied on to support when that document was signed when the Notary Date on the Security Instrument is a different date.
BUYER - GENERAL COMMENT (XX/XX/XXXX): Rescission period start date: The three-day right of rescission period, established under the Truth in Lending Act (TILA), doesn't begin until after these three events have occurred: Signing of the credit contract (Promissory Note). Receipt of the TILA disclosure document (Closing Disclosure). Receipt of two copies of the notice explaining the right to rescind. The Acknowledgment that the borrower received 2 copies of the right to cancel is signed and dated by the borroweXX/XX/XXXX.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, Please provide evidence the Loan was opened oXX/XX/XXXX despite the fact the Mortgage  appear to have been signed oXX/XX/XXXX. Note the preprinted date oXX/XX/XXXX on page 1 of the  is not generally relied on to support when that document was signed when the Notary Date on the Security Instrument is a different date.
BUYER - GENERAL COMMENT (XX/XX/XXXX - Appeal – See Notary Acknowledgment. This instrument was Acknowledged before me on. The borrower executed the ROR is dated as of the transaction datXX/XX/XXXX with the Disbursement date oXX/XX/XXXX. A Notary Acknowledgment is merely an Acknowledgment and not a Jurat which requires that the document be signed in the Notary’s presence. In this case the date is made clear by the date the borrower received two copies of the notice explaining your right to rescind. – SO
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, Please provide evidence the Loan was opened oXX/XX/XXXX despite the fact the Mortgage  appear to have been signed oXX/XX/XXXX. Note the preprinted date oXX/XX/XXXX on page 1 of the  is not generally relied on to support when that document was signed when the Notary Date on the Security Instrument is a different date.
BUYER - GENERAL COMMENT (XX/XX/XXXX): Rescission period start date: The three-day right of rescission period, established under the Truth in Lending Act (TILA), doesn't begin until after these three events have occurred: Signing of the credit contract (Promissory Note). Receipt of the TILA disclosure document (Closing Disclosure). Receipt of two copies of the notice explaining the right to rescind. The Acknowledgment that the borrower received 2 copies of the right to cancel is signed and dated by the borroweXX/XX/XXXX.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, Please provide evidence the Loan was opened oXX/XX/XXXX despite the fact the Mortgage appear to have been signed oXX/XX/XXXX. Note the preprinted date oXX/XX/XXXX on page 1 of the is not generally relied on to support when that document was signed when the Notary Date on the Security Instrument is a different date.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																						Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B	B	B	B
XXXX	3158541927	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
																			[2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV			State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541937	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541962	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	BUYER - GENERAL COMMENT (XX/XX/XXXX): Please review uploaded title REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Doc is a Title Search, not a Final Title. BUYER - GENERAL COMMENT (XX/XX/XXXX): Please review uploaded Flood. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The doc in review is a flood determination, not a certification.	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541972	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158542027	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158542054	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158542104	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	BUYER - GENERAL COMMENT (XX/XX/XXXX): 6/30-Appeal: Attached please find flood zone indicator. Property not in a flood zone and therefore flood zone/insurance not required. TC BUYER - GENERAL COMMENT (XX/XX/XXXX): disregard entered in error property is in a flood zone and origination flood cert not found. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Ok, disregarded.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158542113	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158542191	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
																			[2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV			State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158542229	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158542236	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose an Settlement/Closing/Escrow fee of $XXX and Flood Certification (Life of Loan) fee of $XXX as a prepaid finance charge.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX	3158542248	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158542271	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Notice Concerning Extensions of Credit Disclosure dated less than 12 days prior to closing, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158542274	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158542327	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158542368	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158542373	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158542411	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a CLO fee fee of $XXX as prepaid finance charge.	BUYER - GENERAL COMMENT (XX/XX/XXXX Appeal: Please see the Loan Closing Cover Sheet, which reveals the application date oXX/XX/XXXX, on page 51 (Doc ID 0928) of the Clarity loan file. EW
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per process for alt source for application date, document must state "Application Date" and have lender name to be used.
BUYER - GENERAL COMMENT (XX/XX/XXXX): 7.9.25 Please re-review the closing coversheet at page 51 which reports 12.26.06 and the initial application. No lender's name is noted as there is no 3rd party in the transaction, unable to locate an evidence of a broker, etc. JF	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX	3158542419	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date oXX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	BUYER - GENERAL COMMENT (XX/XX/XXXX Appeal: Please see the Note (page 733 (Doc ID 0892) of the Clarity Loan File). Per the Promise to Pay section, interest does not begin until the business day following the midnight expiration of the rescission periodXX/XX/XXXX is identified as the day the loan will fund and the borrower is obligated to the repayment as disclosed. EW
BUYER - GENERAL COMMENT (XX/XX/XXXX25 Please see D0650 Application received by telephone -states I understand that I made my application with lender for my equity extension of credit by telephone or other media that does not constitute filling out a paper application at least 12 days prior to signing my equity extension of credit documentation.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Referenced document does not notate what day 'at least 12 days prior' is so we cannot arbitrarily enter a random date as the application date. The actual date would come from the initial 1003.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158542430	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158542433	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158542456	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158542491	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided	BUYER - GENERAL COMMENT (XX/XX/XXXX): Flood Zone REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Flood Certificate from origination is missing. Exception remains.	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
																			[2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV			State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158537008	XXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure oXX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	BUYER - GENERAL COMMENT (XX/XX/XXXX25 Appeal. Subject is a purchase transaction in TX. The Note and the HUD1 are dated foXX/XX/XXXX. There is also a Disbursement Authorization dateXX/XX/XXXX, but is not executed. It is unusual to see an exception for disburment date on a purchase transaction. MC
BUYER - GENERAL COMMENT (XX/XX/XXXX25  Appeal.  Subject is a purchase transaction in TX. The Note and the HUD1 are dated foXX/XX/XXXX.  There is also a Disbursement Authorization dateXX/XX/XXXX, but is not executed.  It is unusual to see an exception for disburment date on a purchase transaction. MC
																					REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Documentation provided did not reflect an application date in order to clear exception.				-	B	B	B	B	B
XXXX	3158537048	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure oXX/XX/XXXX used as disbursement date for compliance testing.
																			[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.		BUYER - GENERAL COMMENT (XX/XX/XXXX)XX/XX/XXXX25 Appeal: Please see DOC D1435 which states the funding date waXX/XX/XXXX. CK REVIEWER - GENERAL COMMENT (XX/XX/XXXX): D1435 is a post closing letter. Exceptions remains.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B	B	B	B
XXXX			3158537059	XXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2							2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure oXX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B	B	B	B
XXXX	3158537095	XXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure oXX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																			[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.		BUYER - GENERAL COMMENT (XX/XX/XXXX25-Appeal: Attached please find confirmation of disbursement date oXX/XX/XXXX which matches the interest beginning on the Final Hud-1. TC BUYER - GENERAL COMMENT (XX/XX/XXXX): disb date BUYER - GENERAL COMMENT (XX/XX/XXXX): . REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A worksheet is not acceptable to use as a Disbursement date. Additionally, there are multiple signed worksheets with different dates on them. Exception remains. BUYER - GENERAL COMMENT (XX/XX/XXXX): subject is a purchase and not a refi.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B	B	B	B
XXXX	3158537152	XXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																			[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	BUYER - GENERAL COMMENT (XX/XX/XXXX): 7/8-Appeal: Attached please find the funding worksheet which confirms no fees were charged to the borrower. TC BUYER - GENERAL COMMENT (XX/XX/XXXX): funding	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX	3158537154	XXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																			[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX			3158537186	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2							2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.			State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX			3158537323	XXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2							2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure oXX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.		BUYER - GENERAL COMMENT (XX/XX/XXXX): disb date REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The HUD addendum is not acceptable for the Disbursement date as 'will cause the funds to be disbursed' is not: funds have been disbursed on X date. BUYER - GENERAL COMMENT (XX/XX/XXXX): 6/29-Appeal: Please refer to origination appraisal DOC1395 which confirms the property is a single family detached property. TC REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Referenced 1004 is not to the subject borrower or property address. Exception remains.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX			3158537324	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX			3158537365	XXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.		BUYER - GENERAL COMMENT (XX/XX/XXXX): 6/29-Appeal: Lender is XXX per the Note, the initial loan application dateXX/XX/XXXX is located on DOCID 2756. TC REVIEWER - GENERAL COMMENT (XX/XX/XXXX): There are Broker fees listed on the HUD that are paid to the same entity that appear on the Note. The actual Lender is XXX.; The Broker is XXX, evident to YSP being paid to XXX + Line 806. The initial 1003 for XXX is missing. Exception remains. BUYER - GENERAL COMMENT (XX/XX/XXXX): located 1003 addendum	Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX			3158537368	XXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX			3158537369	XXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed settlement charges in the amount of $XXX and final HUD reflects $XXX. TIL Itemization disclosed Courier fee in the amount of $XXX and final HUD reflects only $XXX.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX			3158537400	XXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX	3158537607	XXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																			[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.		BUYER - GENERAL COMMENT (XX/XX/XXXX)XX/XX/XXXX25 Appeal. Subject is not a primary residence. Please see HUD1 and notice the borrower's address is not the subject address. The hazard policy is a fire policy as shown on the Agreement to provide insurance document. MC REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Occupancy cannot be determined from a HUD or Hazard policy address. Determination will be established from a 1003, Approval, AUS or 1008.				-	B	B	B	B	B
XXXX	3158537801	XXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																			[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-	B	B	B	B	B
XXXX			3158537934	XXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-	B	B	B	B	B
XXXX	3158538056	XXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																			[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.		BUYER - GENERAL COMMENT (XX/XX/XXXX): 7.1.25 Appeal. Boarding Data Sheet at origination shows this is a refinance of Non Homestead Equity loan. This document is found in loan file under D0695, page 1179. Please review and rescind. rk BUYER - GENERAL COMMENT (XX/XX/XXXX): 7.1.25 In addition, see attached Affidavit of Non Homestead. rk REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Unable to determine occupancy as investment & 2nd residence are both non-homesteaded.				-	B	B	B	B	B
XXXX			3158538813	XXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-	B	B	B	B	B
XXXX			3158538821	XXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B	B	B	B
XXXX	3158538834	XXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance UTD	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	BUYER - GENERAL COMMENT (XX/XX/XXXX): 7.1.25 Appeal. Affidavit of Non Homestead from borrower at origination states, "has never, does not now and does not ever intend to ever reside on property as his homestead". This document is found in loan file under D0481, page 5. Please review and recind. Rk
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, file is slim to determine occupancy at origination. Need documents from origination to support investment property type.
BUYER - GENERAL COMMENT (XX/XX/XXXX): 7.2.25 The Affidavit of Non Homestead is dated and signed at origination oXX/XX/XXXX.  This customer's signature on this document provides his statement of non occupancy.  Please review and rescind. rk
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The Statement of non occupancy does not specify occupancy type. That alone does not support investment as it could also be a 2nd residence. Exception remains.
BUYER - GENERAL COMMENT (XX/XX/XXXX): 7.3.25 The document does specify his occupancy.  "Has never, does not now and does not ever intend to ever reside on property as his homestead".  rk
																					REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. The Statement of non occupancy does not specify occupancy type. Unable to determine investment or 2nd residence at origination.				-	B	B	B	B	B
XXXX			3158539281	XXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-	B	B	B	B	B
XXXX	3158539888	XXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure oXX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.
																			[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	B	B	B	B	B
XXXX	3158539890	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	BUYER - GENERAL COMMENT (XX/XX/XXXX): 6.30.25 Appeal. Please see attached Final 1003 along with addendums for the subject loan. Please review and rescind. Rk REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The 1003 is not dated nor from the lender. Exception remains.	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.54035% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 2.54035%.)
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization disclose Copy Fee of $XXX Tax Certificate fee of $XXX and Escrow fee of $XXX as prepaid finance charge.	BUYER - GENERAL COMMENT (XX/XX/XXXX): The $XXX Discount Points charge is excludable. Prior to Finance Commission of Texas v. Norwood, et al. (ACORN), No 100121 (TexXX/XX/XXXX), It was not concluded by the courts that lenders were required to include Discount Points In the 3 percent fee cap. Loan originated in 1999 therefore discount points are excludable.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, Since the enactment of the Texas constitutional amendment in 1998, it has been a matter of debate whether “discount points” may be excluded from the TX50(a)(6) points and fees limitation. The Texas Supreme court issued an opinion oXX/XX/XXXX in Finance Commission of Texas v. Norwood prohibiting the treatment of discount points as “interest” and therefore, included in the TX 3% fee cap only to issue a Supplemental Opinion 7 months later to clarify that “Legitimate discount points to lower the loan interest rate, in effect, substitute for interest.” Further, “true discount points are not fees “necessary to originate, evaluate, maintain, record, insure, or service” but are an option available to the borrower and thus not subject to the 3% cap.”

The approach taken by SitusAMC, and confirmed by outside counsel, requires either an acknowledgement from borrower, evidence of undiscounted rate or other evidence to support that discount points charged are bona fide in order to exclude from the 3% points and fees testing.

While borrower acknowledgement or documentation is not required by regulation, as a TPR firm, without such documentation, we are not able to ascertain that the discount points reduce the interest rate and therefore qualifies for exclusion. The constitutional requirement that excludes charges that constitute “interest” has been the same since enactment, therefore, irrespective of when the loan was originated, only discount points that in fact result in a reduction of interest rate are considered interest and excludable. Without this evidence, the discount points would be considered origination fees.
BUYER - GENERAL COMMENT (XX/XX/XXXX): Outside counsel previously indicated if an originator has a reasoned legal position as to why they determined that origination fees should be excluded from the 3% fee limitation based on prior case law and regulation to the Norwood decision, the Texas points and fees exception can be re-graded form EV3-C to EV2-B if Loan Origination Fee, Origination Points, or Loan Origination Points charged to the consumer are the only fees causing total points and fees to exceed the TX 3% points and fees threshold. Please see attached.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Re-graded TX 50(a)(6) Points and Fees exception to an EV2-B based on Outside Counsel’s feedback and the lender’s rebuttal that the loan was made in accordance with existing case law at time of origination which provides that origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																						Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXX	3158540045	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [1] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Notice Concerning Extensions of Credit Disclosure dated less than 12 days prior to closing, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B	B	B	B
XXXX	3158540299	XXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [1] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																			[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B	B	B	B
XXXX			3158540572	XXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-	B	B	B	B	B
XXXX			3158540903	XXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-	B	B	B	B	B
XXXX	3158541733	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX	3158541909	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																						State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	B	B	B	B	B
XXXX			3158541938	XXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-	B	B	B	B	B
XXXX	3158542010	XXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date oXX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed oXX/XX/XXXXX, prior to three (3) business days from transaction date oXX/XX/XXXX.	BUYER - GENERAL COMMENT (XX/XX/XXXX): Appeal Docs BUYER - GENERAL COMMENT (XX/XX/XXXX): Appeal – See verification of Disbursement datXX/XX/XXXX. BUYER - GENERAL COMMENT (XX/XX/XXXX): Appeal – See verification of application datXX/XX/XXXX. BUYER - GENERAL COMMENT (XX/XX/XXXX): Appeal – See verification of Disbursement datXX/XX/XXXX.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																						Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B	B	B	B
XXXX			3158542226	XXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[3] Application / Processing - Missing Document: Missing Final 1003						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-	B	B	B	B	B

Exception Ratings

AMC Loan ID	Customer Loan ID	Seller Loan ID	Alternate Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Unable To Clear Date	Cured Date	Waived Date	Exception Level Grade	Note Date	Property State	Occupancy	Purpose	Exception Remediation	DBRS Final Exception Rating	Fitch Final Exception Rating	Kroll Final Exception Rating	Moody's Final Exception Rating	S&P Final Exception Rating	Originator QM ATR Status	TPR QM ATR Status	Is Curable	Overal Final Loan Grade
XXXX			3158537431	33555270		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537431	33555271		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537431	33555274		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537431	33555275		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537431	33555419		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537431	33555420		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537431	33555422		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158537431	33555423		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158537431	33555424		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158537431	33555426		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537431	33555427		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed oXX/XX/XXXXX, prior to three (3) business days from transaction date oXX/XX/XXXX.			Reviewer Comment (XX/XX/XXXX): Per the Transaction date/ Notary date on Security Instrument, loan closed oXX/XX/XXXX. Buyer Comment (XX/XX/XXXX): Please see Note. The transaction date waXX/XX/XXXX. Per the Promise to Pay section, interest does not begin until the business day following the midnight expiration of the rescission periodXX/XX/XXXX.					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158537431	33555428		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Reviewer Comment (XX/XX/XXXX): Per the Transaction date/ Notary date on Security Instrument, loan closed oXX/XX/XXXX. Buyer Comment (XX/XX/XXXX): The loan closed oXX/XX/XXXX, Right of Cancel response due date waXX/XX/XXXX at midnight, which was three business days after loan closed. The loan funded the next day. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158537431	33581369		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing Test	Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date oXX/XX/XXXX used as disbursement date for compliance testing.			Buyer Comment (XX/XX/XXXX: Appeal. Please see screen print reflecting loan closeXX/XX/XXXX and fundeXX/XX/XXXX. LL Reviewer Comment (XX/XX/XXXX): Both referenced docs are one in the same & neither list the Disbursement date. Buyer Comment (XX/XX/XXXX: Appeal. Please see Clarity doc # D0360 and also attached reflecting date of disbursement request waXX/XX/XXXX. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537486	33555008		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158537486	33555218		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537486	33555220		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158537486	33555221		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158537486	33555223		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158537486	33555232		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537543	33555379		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Reviewer Comment (XX/XX/XXXX): Tape data & property report indicate that reviewed loan is a 1st lien iao $XXX / XXX%. Referenced doc (page 517) indicates app date is for a 2nd lien iao $XXX / XXX%. Exception remains. Buyer Comment (XX/XX/XXXX): Appeal. Please see page 517 XXXX showing the application date oXX/XX/XXXX- XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537543	33555381		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537543	33555384		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158537543	33555455		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158537543	33555801		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537543	33555835		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537543	33561877		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158537571	33555732		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537571	33556204		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537571	33556205		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537571	33556207		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158537571	33556208		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158537571	33556210		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158537571	33556212		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537586	33597911		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537586	33598418		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537586	33598419		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537586	33598421		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158537586	33598422		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158537586	33598423		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158537586	33598425		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537586	33598437		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.		Reviewer Comment (XX/XX/XXXX): Closing date XX/XX/XXXX, Date of disclosure XX/XX/XXXX. Flood Ins Notice was not received prior to closing. Buyer Comment (XX/XX/XXXX): Please review uploaded flood					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537586	33598444		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537632	33564765		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (XX/XX/XXXX): Promissory Note is a 1st lien loan, not a HELOC as there's no line of credit. Missing Final Loan Application from Origination. Buyer Comment (XX/XX/XXXX): 6.24.25 Subject loan is a XXX HELOC and did not utilize a 1003. XXXX					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158537632	33565197		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided				Reviewer Comment (XX/XX/XXXX): Promissory Note is a 1st lien loan, not a HELOC as there's no line of credit. Buyer Comment (XX/XX/XXXX): 6.24.25 Subject loan is a XXX HELOC which did not require a GFE. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537632	33565697		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Reviewer Comment (XX/XX/XXXX): Referenced doc is often entered as a general property type which does not specify the actual type of property, ie: detached/attached/PUD, etc. Missing Appraisal from origination. Buyer Comment (XX/XX/XXXX): 6.24.25 Please review the Property Report at page 25 doc# D0180 which specifies type as S and Boarding Data Sheet at page 23 doc#D979 collateral summary section which identifies the subject as a 1-4 family. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537632	33565699		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158537632	33565701		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158537632	33565703		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158537658	33556454		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158537658	33556455		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158537658	33556551		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158537658	33556564		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537658	33556624		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Flood Hazard Zone	Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537658	33556627		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537658	33556629		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537658	33556632		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158537658	33561731		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158537658	33590663		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158537735	33555867		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537735	33555959		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537735	33556296		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158537735	33556302		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Finance Charge Variance of $XXX is due to difference in lender's accepted payment stream as per final til and actual calculated payment stream.		Reviewer Comment (XX/XX/XXXX): Exception remains, Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan. Buyer Comment (XX/XX/XXXX): 6/26-Appeal: Per the HUD-1, all closing costs reflect Lender Paid, please review and rescind. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX	3158537735	33556304	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Reviewer Comment (XX/XX/XXXX): Unable to use screenshot. There's no relevant (address, date, etc.) info to prove as previous lender. Exception remains.

Buyer Comment (XX/XX/XXXX): Additional support to show correct form used. Public Record showing prior HELOC originated by XXX and Deed of Trust.

Reviewer Comment (XX/XX/XXXX): The ROR type, itself, is not essentially in question, it's the inability to determine previous lender since the title is missing from the file.

Buyer Comment (XX/XX/XXXX): ROR, HUD-1, CBR

Buyer Comment (XX/XX/XXXX): According to the language in the ROR, the H9 Rescission Model Form is applicable. The HUD-1 document shows the payoff of the previous XXX HELOC (as indicated in the credit report), where there is an increase in the credit amount. The language emphasizes the new transaction rather than the rescission of the previous loan, highlighting that the right to cancel applies solely to the new credit.
																				2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158537735	33556313		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537735	33590808		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158537769	33556866		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			Yes	B
XXXX			3158537769	33556868		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158537769	33556869		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537769	33556870		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537769	33556873		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158537769	33786415		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	B	B	B			Yes	B
XXXX			3158537770	33555472		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158537770	33555473		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158537770	33555541		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537770	33555542		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537770	33555544		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158537770	33555547		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158537770	33555572		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537770	33555573		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158537770	33591103		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158537810	33555681		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158537810	33555822		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537810	33555825		XX/XX/XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:									1	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537810	33555880		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537810	33555881		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537810	33555883		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158537810	33555885		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158537810	33591177		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158537838	33555740		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158537838	33555743		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537838	33555827		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537838	33555828		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537838	33555830		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158537838	33555832		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158537838	33584666		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158537838	33584667		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	TIL Itemization did not disclose $XXX Origination Fee and $XXX Flood Cert as prepaid finance charges.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX			3158537858	33555599		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537858	33555840		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537858	33555845		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537858	33555846		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537858	33555848		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158537858	33555849		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158537858	33555850		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158537872	33555617		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537872	33555794		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537872	33555814		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537872	33555815		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Reviewer Comment (XX/XX/XXXX): Doc type can only come from origination documentation, not post closing. Missing Appraisal from origination. Buyer Comment (XX/XX/XXXX: Appeal. Please see Clarity Doc # XXXX reflecting subject property is single family detached. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537872	33555817		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158537872	33555819		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158537872	33555821		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158537873	33598469		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	UTD - UTD		C	C	C	C	C			No	B
XXXX			3158537873	33598493		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Reviewer Comment (XX/XX/XXXX): Attached screenshot does not show property type. Buyer Comment (XX/XX/XXXX): 6.20.25 Appeal. Please see attached system screen print showing the property type at origination. Please review and rescind. XXXX					2	XX/XX/XXXX	XX	Primary	UTD - UTD		B	B	B	B	B			No	B
XXXX			3158537873	33598495		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Notice Concerning Extensions of Credit Disclosure dated less than 12 days prior to closing, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	UTD - UTD	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158537873	33598498		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	UTD - UTD	Send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	B	B	B			Yes	B
XXXX			3158537903	33555862		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537903	33556026		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537903	33556027		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537903	33556029		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158537903	33556031		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158537903	33556033		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537903	33556038		XX/XX/XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	Homestead Exemption Waiver								1	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537903	33556039		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537903	33585131		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158537907	33556895		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158537907	33557145		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537907	33557220		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537907	33557221		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158537907	33557223		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158537907	33557225		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158537907	33557226		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158537907	33585254		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158537909	33555872		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158537909	33555945		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158537909	33555953		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158537909	33555954		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158537909	33555956		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		A	A	A	A	A			No	B
XXXX			3158537909	33555957		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158537909	33555958		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158537922	33549958		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537922	33549966		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537922	33554132		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537922	33554134		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158537922	33554144		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158537922	33562628		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537922	33585494		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158537936	33532702		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537936	33532703		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537936	33532822		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537936	33533587		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537936	33533588		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537936	33533590		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158537936	33533591		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158537936	33533592		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158537936	33533594		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538049	33556179		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538049	33556189		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538049	33556191		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Reviewer Comment (XX/XX/XXXX): Referenced doc is often entered as a general property type which does not specify the actual type of property, ie: detached/attached/PUD, etc. Missing Appraisal from origination. Buyer Comment (XX/XX/XXXX): 6.20.25 Appeal. Please see XXXX, page 57 for Home Equity Application which specifies to property type as SFR. Please review and rescind. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538049	33556194		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538049	33556196		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538049	33586279		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538058	33532521		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158538058	33532734		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538058	33532735		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538058	33532737		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158538058	33532738		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538058	33532739		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538058	33532748		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538060	33556908		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.			Reviewer Comment (XX/XX/XXXX): The origination fee on the HELOC agreement is $XXX and matches the fee amount on the HUD. The Appraisal fee of $XXX (POC), Admin fee of $XXX (POC) and Flood cert fee of $XXX (POC) on the HUD are not included on the HELOC agreement therefore they do differ. Buyer Comment (XX/XX/XXXX): THE HELOC and the HUD both show borrower paid loan orig. fee $XXX please advise.gs. Buyer Comment (XX/XX/XXXX): 6.25.25 Please clarify what fees you are referring to, additional information is requested. thank you .					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538060	33556909		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538060	33556912		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538060	33556914		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	B	B	B			Yes	B
XXXX			3158538092	33549497		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158538092	33554208		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158538092	33554319		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.			Reviewer Comment (XX/XX/XXXX): The HUD cannot be used to determine previous lender as it does not differentiate if 'Lender' listed on the HUD is actual lender or servicer. This info should come from the Prelim Title. Exception remains. Buyer Comment (XX/XX/XXXX): HUD-1, ROR Buyer Comment (XX/XX/XXXX): The HUD-1 indicates the payoff of a prior 1st and 2nd mortgage with XXX (same lender refinance). The ROR indicates the borrower is entering into a new transaction to increase the amount of credit previously provided. Based on the language in the ROR, the correct form (H9) was utilized.					2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158538092	33601271		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.							2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158538094	33549657		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538094	33549785		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538094	33549916		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538094	33549917		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538094	33549925		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538094	33556365		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538094	33563542		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538110	33550084		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538110	33550090		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538110	33550977		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538110	33550978		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538110	33550980		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538110	33550988		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538110	33589373		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538134	33550043		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538134	33552218		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538134	33552219		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538134	33552224		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538134	33552226		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538134	33552228		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538134	33589592		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538134	33725747		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538205	33549793		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538205	33550063		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538205	33556697		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538205	33556698		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538205	33556701		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538205	33556702		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538205	33556704		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538205	33556707		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)			Buyer Comment (XX/XX/XXXX): title Buyer Comment (XX/XX/XXXX): 7/8-Appeal: Attached please find origination title search which confirms lien paid off with XXX/XXX. Pls rescind. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538220	33549644		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538220	33550059		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538220	33550285		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538220	33550286		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538220	33550288		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538220	33550289		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538220	33550294		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538235	33550029		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158538235	33554773		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538235	33554948		XX/XX/XXXX	Credit	Insurance	Insurance Documentation	Insurance	Flood Insurance Error: Insurance premium was not provided.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158538235	33557565		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538235	33557566		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538235	33557568		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158538235	33557570		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538235	33557622		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Notice of Special Flood Hazard Disclosure is missing		Reviewer Comment (XX/XX/XXXX): Note Date XX/XX/XXXX, Flood Notice XX/XX/XXXX. Disclosure not given prior to closing. Buyer Comment (XX/XX/XXXX Appeal - Please see the attached Notice of Flood provided to the borrower oXX/XX/XXXX. CG					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538235	33557623		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	Texas Home Loan (Insurance Notice to Applicant Not Provided Timely)	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Application date is missing in file							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538235	33589790		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538296	33554155		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538296	33554721		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158538296	33554874		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538296	33554875		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538296	33554878		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538296	33554879		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538296	33554881		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538296	33562979		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158538301	33550041		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158538301	33550682		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538301	33550688		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158538301	33554564		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538301	33554566		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538301	33554570		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538301	33554574		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538301	33590193		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538301	33724671		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158538323	33550080		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538323	33550081		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538323	33552873		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538323	33552882		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538323	33553678		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Flood Hazard Zone	Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538323	33553679		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538323	33553680		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538323	33553682		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538323	33553683		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538323	33553685		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538323	33553688		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538337	33556383		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158538337	33556439		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.				Reviewer Comment (XX/XX/XXXX): Exception remains. Missing Final Title from Origination. Buyer Comment (XX/XX/XXXX): Title					3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX	3158538337	33556488	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	TIL Itemization did not disclose recording service fees totaling $XXX as pre paid finance charges.	Reviewer Comment (XX/XX/XXXX): Points and fees that meet the definition of finance charge are included in the finance charge calculation, regardless of whether they are paid by the borrower at closing (financed) or outside closing (cash). Fees paid by another party may be excluded from finance charges, however the subject loan file does not contain evidence that another party paid the recording service fees.

Buyer Comment (XX/XX/XXXX: Appeal. Please see Clarity doc #0679 -Itemization of amount financed listed all the ppfc. LAS reflect discrepancies of $XXX & $XXX in recording fees. Both are not ppfc. Itemization of amount financed reflects the $XXX recording fee was paid by lender. The  $XXX recording fee was paid by borrower's own funds.  Finance charge was re-calculated and yielded an FC accurate result. LL
																				2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX			3158538337	33556490		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158538337	33563022		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.							2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158538350	33550062		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538350	33552212		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538350	33552213		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538350	33552759		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538350	33552762		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538350	33590438		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538350	33888313		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158538386	33533717		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158538386	33533818		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538386	33533910		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538386	33533911		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538386	33533913		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158538386	33533914		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538386	33533915		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538386	33533918		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	TIL itemization did not disclose an CLO Fee $XXX and Flood LOL $XXX as prepaid finance charge.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX			3158538405	33555961		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158538405	33556045		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538405	33556047		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538405	33556050		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158538405	33556057		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538405	33556101		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538405	33556134		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538405	33563281		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538448	33556164		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158538448	33556381		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538448	33556596		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538448	33556597		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538448	33556600		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158538448	33563609		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538448	33590592		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538531	33556241		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538531	33556315		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538531	33556359		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538531	33556360		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538531	33556362		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538531	33556364		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538531	33590675		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538538	33556256		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158538538	33556258		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538538	33556324		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538538	33556325		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538538	33556327		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158538538	33556328		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538538	33556330		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538552	33556140		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538552	33556141		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538552	33556318		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538552	33556319		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538552	33556388		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538552	33556389		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538552	33556391		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538552	33556393		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538552	33556395		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538552	33556396		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	TIL Itemization did not disclose $XXX Flood Cert Fee, $XXX CLO Fee and $XXX Recording Service Fee as prepaid finance charges.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX			3158538552	33564050		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538579	33556285		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158538579	33556448		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158538579	33556553		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158538579	33556554		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158538579	33556556		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		A	A	A	A	A			No	B
XXXX			3158538579	33556559		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538579	33590828		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538665	33556720		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			Yes	B
XXXX			3158538665	33556722		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538665	33556724		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538665	33556726		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538665	33556732		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	B	B	B			Yes	B
XXXX			3158538665	33563843		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Notice Concerning Extensions of Credit Disclosure dated less than 12 days prior to closing, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538712	33556517		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538712	33556522		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538712	33556540		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538712	33556545		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538712	33556577		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538712	33556578		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538712	33556580		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538712	33556581		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538712	33556583		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538712	33556585		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538732	33554448		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538732	33555160		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538732	33555195		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538732	33555198		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538732	33555199		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538732	33555202		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538733	33550055		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538733	33552782		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538733	33553596		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538733	33553598		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538733	33553607		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538733	33563805		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538733	33591324		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538735	33532355		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538735	33534130		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538735	33534131		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538735	33534133		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538735	33534135		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538735	33534137		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538735	33534140		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX			3158538735	33534151		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538762	33550088		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538762	33554483		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538762	33554652		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538762	33554654		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538762	33564115		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538762	33564116		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538762	33564117		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538784	33551400		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158538784	33551661		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.							2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158538784	33553525		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Reviewer Comment (XX/XX/XXXX): Referenced doc is often entered as a general property type and does not specify the actual type of property, ie: detached/attached/PUD, etc. Missing Appraisal from origination. Buyer Comment (XX/XX/XXXX: Appeal. Please see Clarity doc # 0961 reflecting property type is a single family dwelling. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158538784	33553529		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158538784	33553640		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158538789	33554100		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538789	33554148		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538789	33554157		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538789	33554504		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538789	33554506		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538789	33554508		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538789	33554509		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538789	33554510		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	TIL Itemization did not disclose $XXX Flood Cert, $XXX Settlement Fee, $XXX Courier Fee and $XXX Tax Cert Fee as prepaid finance charges.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX			3158538836	33553535		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158538836	33553537		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158538836	33554454		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158538836	33554455		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158538836	33554459		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	Texas 50(a)(6) Security Instrument Provided on a TX Non-Home Equity Loan	Texas Home Equity 50(a)(6) Security Instrument provided on a transaction determined not to be eligible for Texas Equity 50(a)(6). Potential contractual issue								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158538836	33554460		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)			Buyer Comment (XX/XX/XXXX)XX/XX/XXXX25 Appeal. Subject is a Not Same Lender transaction and the proper H8 form was utilized. Please note, the XXX, XXX merger did not occur untiXX/XX/XXXX. The subject transaction is dated just prior oXX/XX/XXXX. The prior mortgage was originated by XXX. The loan was acquired by XXX and serviced under XXX Loan# XXX as shown on the HUD1 and Boarding sheet disbursements. The Note and DOT of that prior loan are still located in our Image system and attached for your review. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158538836	33554472		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158538836	33554474		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158538880	33552806		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538880	33553887		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538880	33555556		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538880	33555557		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538880	33555559		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538880	33555560		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538880	33555563		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538880	33555565		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)			Buyer Comment (XX/XX/XXXX): Please disregaXX/XX/XXXX appeal. XXXX Buyer Comment (XX/XX/XXXX: Appeal. Please see Clarity doc # XXXX Title search at origination, reflecting XXX is the current lender being refinanced with XXX, same lender refinance. Property is in OH, 6th Circuit Court. ROR form used was H8 which have held that the use of an H8 form in a same-lender refinance is acceptable notice to the borrower of their rescission rights. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538898	33554856		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): HELOC Agreement Finance Charge of $XXX is underdisclosed from HUD Finance Charge of $XXX in the amount of $XXX.			Reviewer Comment (XX/XX/XXXX): Exception remains, flood not disclosed on HELOC agreement. Buyer Comment (XX/XX/XXXX APPEAL, The under disclosed amount of $XXX is below the tolerance threshold of $XXX for refinances. /XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower of the error and providing correct information, Proof of Delivery, Refund check for under-disclosed amount, and Re-open Rescission if applicable.	B	B	B	B	B			Yes	B
XXXX			3158538898	33554857		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.			Reviewer Comment (XX/XX/XXXX): Exception remains. No additional documentation was provided. This exception is not for finance charge violation. Buyer Comment (XX/XX/XXXX: Appeal. Per LAS and HUD-1, the only prepaid finance charge is the Flood cert for $XXX, and is within the $XXX tolerance. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538898	33554858		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538898	33554859		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538898	33554863		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538898	33554864		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	B	B	B			Yes	B
XXXX			3158538919	33554919		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538919	33555297		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538919	33555314		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538919	33555316		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538919	33555318		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538919	33555321		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538919	33564319		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538969	33554495		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538969	33555181		XX/XX/XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	Homestead Exemption Waiver								1	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538969	33555183		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538969	33555263		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Buyer Comment (XX/XX/XXXX): Appeal – See Application date also See HUD, lender is the settlement agent.					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538969	33555264		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538969	33555266		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538969	33555268		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538969	33593093		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538969	33593094		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX			3158538971	33554469		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (XX/XX/XXXX): Exception remains, However, without a breakdown of the lender's APR and FC calculation, we cannot be sure of the reason for the variance. Buyer Comment (XX/XX/XXXX APPEAL, Please provided calculation details used to arrive at the re-calculated finance charge. /XXXX					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158538971	33554783		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538971	33554784		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Reviewer Comment (XX/XX/XXXX): Referenced doc is often entered as general property types and do not specify the actual type of property, ie: detached/attached/PUD, etc. Missing Appraisal from origination. Buyer Comment (XX/XX/XXXX): Appeal, Please see document showing property type of Single family, found in Acuity page 17 DXXXX. -XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538971	33554787		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158538971	33554790		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538971	33554793		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158538971	33593160		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538981	33554482		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (XX/XX/XXXX): Promissory Note is not a line of credit. Exception remains. Missing Final Loan Application from Origination. Buyer Comment (XX/XX/XXXX): 6.17.25 Subject loan closed as a HELOC. HELOC loans generally do not utilize 1003 applications which are required for mortgage loans. XXXX					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538981	33554795		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided				Reviewer Comment (XX/XX/XXXX): Promissory Note is not a line of credit, it is a loan. Exception remains. Buyer Comment (XX/XX/XXXX): 6.17.25 Home Equity Lines of Credit (HELOCS) are generally exempt from RESPA. RESPA applies to federally related mortgage loans, refinances, property improvement loans, assumptions and equity lines of credit secured by residential real estate. However, HELOCS are not subject to the same requirements as traditional mortgage loans. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538981	33554837		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX	3158538981	33554838	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Reviewer Comment (XX/XX/XXXX): The label "1-4 family" represents more than one type of residence. We cannot assume one type over another as "S" is too general of a term. Details would be determined from the Appraisal which is missing from origination. Exception remains.

Buyer Comment (XX/XX/XXXX): 6.25.25 Please re-review document at page 748 doc#D0752 which is the XXX Property Report referenced on the HUD. The charge was $XXX and a fee for a full appraisal. Property Type is shown as S which does match Boarding data sheet as a 1-4 family. XXXX

Reviewer Comment (XX/XX/XXXX): Referenced docs are often entered as general property types and do not specify the actual type of property, ie: detached/attached/PUD, etc. Missing Appraisal from origination.

Buyer Comment (XX/XX/XXXX): 6.17.25 Please review page 1006 doc id#XXXX Boarding Data Sheet-Collateral Summary which reports the subject as 1-4 Family with a value of $XXX and page 748 doc id# XXXXX which is the XXX Property Report completed on 5.18.2006 which reports the subject as  "Property Type S". Final HUD1 at line 803 Appraisal reports $XXX fee for Appraisal to XXX. XXXX
																				2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538981	33554840		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538981	33554842		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538981	33554845		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158538981	33593342		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158538984	33554536		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538984	33554718		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538984	33554749		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538984	33554750		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538984	33554752		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158538984	33554754		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158538984	33593490		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539000	33532682		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158539000	33532813		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158539000	33532815		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539000	33532816		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Notice Concerning Extensions of Credit Disclosure dated less than 12 days prior to closing, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539000	33532818		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539000	33532830		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158539000	33542061		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539023	33554629		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539023	33554634		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539023	33554635		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539023	33555745		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539023	33555756		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539023	33555757		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539023	33555759		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158539023	33555760		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539023	33555762		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539023	33555764		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539030	33556529		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539030	33556544		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539030	33557089		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539030	33557090		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539030	33557092		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158539030	33557093		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539030	33557094		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539078	33554690		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539078	33554735		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539078	33554804		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539078	33554805		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539078	33554807		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158539078	33554811		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539078	33594037		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539096	33554670		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539096	33554801		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539096	33554980		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539096	33554981		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539096	33554985		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539096	33564427		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158539096	33594084		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539146	33555007		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.				Reviewer Comment (XX/XX/XXXX): This HELOC is a 1st position lien - Final Title is required. Buyer Comment (XX/XX/XXXX25 - Appeal. Final Title policy not required for 2nd lien.-XXXX					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539146	33555020		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (XX/XX/XXXX): Exception remains. A Flood Mapping Data screenshot is not a Flood Cert. Buyer Comment (XX/XX/XXXX): flood zone Buyer Comment (XX/XX/XXXX25 - Appeal. Please see MSP FHST screenshot for flood zone.-XXXX					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX	3158539146	33555038	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.	Reviewer Comment (XX/XX/XXXX): Points and fees that meet the definition of finance charge are included in the finance charge calculation, regardless of whether they are paid by the borrower at closing (financed) or outside closing (cash). Fees paid by another party may be excluded from finance charges, however the subject loan file does not contain evidence that another party paid the flood fee, and recording fees

Buyer Comment (XX/XX/XXXX: Appeal. Reviewed LAS. The only ppfc charge is a flood cert for $XXX which was paid by lender.  In any event, $XXX underdisclosed ppfc is below the $XXX tolerance allowed. XXXX
																				2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			Yes	B
XXXX	3158539146	33555040	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.	Reviewer Comment (XX/XX/XXXX): Points and fees that meet the definition of finance charge are included in the finance charge calculation, regardless of whether they are paid by the borrower at closing (financed) or outside closing (cash). Fees paid by another party may be excluded from finance charges, however the subject loan file does not contain evidence that another party paid the flood fee, and recording fees

Buyer Comment (XX/XX/XXXX: Appeal. Reviewed LAS. The only ppfc charge is a flood cert for $XXX which was paid by lender.  In any event, $XXX underdisclosed ppfc is below the $XXX tolerance allowed. XXXX
																				2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158539146	33555044		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539146	33555045		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539146	33555047		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539146	33555050		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	B	B	B			Yes	B
XXXX			3158539209	33555251		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539209	33555442		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539209	33555480		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539209	33555481		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539209	33555483		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158539209	33555485		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539209	33604698		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539212	33532420		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539212	33532489		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158539212	33532605		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158539212	33532946		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539279	33556738		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539279	33556962		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539279	33557049		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539279	33557050		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539279	33557052		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158539279	33557054		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539279	33604842		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539298	33557155		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158539298	33557170		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158539298	33557174		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158539298	33557176		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158539298	33564562		XX/XX/XXXX	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.									2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158539298	33564621		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B	B	B	B	B			Yes	B
XXXX			3158539298	33564633		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.							2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158539315	33557146		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (XX/XX/XXXX): Flood Cert referenced is not from the time of origination. Exception remains. Buyer Comment (XX/XX/XXXX25 - Appeal. Please see DXXXX document ID in Clarity for flood certificate.-XXXX					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158539315	33557147		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158539315	33557301		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539315	33557304		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158539315	33557316		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539315	33557317		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539315	33557319		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158539315	33557321		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539315	33557323		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539339	33532454		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539339	33532455		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539339	33532841		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539339	33532862		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539339	33532863		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539339	33532865		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158539339	33532866		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539339	33532867		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539339	33533310		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539397	33555055		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158539397	33555244		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539397	33555245		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539397	33555247		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158539397	33555249		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539397	33555259		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539397	33605243		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539412	33556880		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539412	33556993		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539412	33557025		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539412	33557026		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539412	33557028		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158539412	33557030		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539412	33605250		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539446	33555204		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539446	33555283		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539446	33555361		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539446	33555362		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539446	33555364		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158539446	33555366		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539446	33605327		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539501	33532884		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158539501	33532891		XX/XX/XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:									1	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539501	33532892		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539501	33533941		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539501	33533942		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539501	33533944		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158539501	33533945		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539501	33533946		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539531	33555226		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539531	33555505		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539531	33555512		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539531	33555513		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539531	33555515		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158539531	33555518		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539531	33605729		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539555	33557288		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			Yes	B
XXXX	3158539555	33557289	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): HELOC Agreement Finance Charge of $XXX is underdisclosed from HUD Finance Charge of $XXX in the amount of $XXX.	Buyer Comment (XX/XX/XXXX)XX/XX/XXXX - Please see page 2 of the attached Owner Acknowledgment document which states "I have not paid any fees or charges in connection with this extension of credit that are not shown on the HUD-1 or HUD1 A Settlement Statement." This statement was initialed by the borrower and the document was signed by the borrower. Please review and rescind. XXXX

Reviewer Comment (XX/XX/XXXX): Exception remains, Fees disclosed on HUD were not reflected on HELOC.

Buyer Comment (XX/XX/XXXX): 6.30.25 Appeal.  The flood life of loan in the amount of $XXX was not paid by the borrower according to executed Disbursement Request & Authorization form located in the loan under DXXX, page 922.  Please review and rescind. XXXX
																				2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower of the error and providing correct information, Proof of Delivery, Refund check for under-disclosed amount, and Re-open Rescission if applicable.	B	B	B	B	B			Yes	B
XXXX	3158539555	33557290	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.	Buyer Comment (XX/XX/XXXX)XX/XX/XXXX - Please see page 2 of the attached Owner Acknowledgment document which states "I have not paid any fees or charges in connection with this extension of credit that are not shown on the HUD-1 or HUD1 A Settlement Statement." This statement was initialed by the borrower and the document was signed by the borrower. Please review and rescind. LM

Reviewer Comment (XX/XX/XXXX): Exception remains, Fees disclosed on HUD were not reflected on HELOC.

Buyer Comment (XX/XX/XXXX): 6.30.25 Appeal.  The flood life of loan in the amount of $XXX was not paid by the borrower according to executed Disbursement Request & Authorization form located in the loan under DXXXX, page 922.  Please review and rescind. XXXX
																				2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158539555	33557291		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539555	33557292		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539555	33557295		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539555	33557297		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	B	B	B			Yes	B
XXXX			3158539588	33563925		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539588	33564110		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539588	33569443		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539588	33569444		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539588	33569446		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158539588	33569448		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539588	33621614		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539599	33557153		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539599	33557327		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539599	33557352		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539599	33557354		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539599	33557356		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158539599	33557358		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX	3158539599	33557361	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Reviewer Comment (XX/XX/XXXX): Exception remains. The rescission rule under Note allow the consumer to exercise their right to rescind until midnight of the third business day following the last occurrence of the following events: 1. The date of the transaction; 2. Delivery of the rescission notice; and 3. Delivery of all material disclosures. Under #1 above, this would represent the date the loan closed. While this would normally be evidenced by the signature on the Note, the Note does not indicate which date the document was signed; however, the Security Instrument does evidenced by the notary jurat.

Buyer Comment (XX/XX/XXXX): Note datXX/XX/XXXX and disbursement checks dateXX/XX/XXXX - 3 business days

Reviewer Comment (XX/XX/XXXX): Exception remains, Notary datXX/XX/XXXX

Buyer Comment (XX/XX/XXXX): confirming disbursement
																				2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158539599	33605983		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539642	33557843		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Reviewer Comment (XX/XX/XXXX): Referenced doc is often entered as a general property type which does not specify the actual type of property, ie: detached/attached/PUD, etc. Missing Appraisal from origination. Buyer Comment (XX/XX/XXXX: Appeal. Please see trailing doc uploaded XX/XX/XXXX25 page 472/473. Clarity doc # XXXX Drive report page 2 with XXX as lender reflecting property type is single family residence. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539642	33557849		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539642	33557850		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	B	B	B			Yes	B
XXXX			3158539642	33732594		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539642	33733087		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.			Buyer Comment (XX/XX/XXXX): Appeal: Agree that the SAFE Mortgage Licensing Act was in effect in 2008. Disagree that the specific requirement to include the NMLS information on the application applied to HELOC's. Reviewer Comment (XX/XX/XXXX): Exception remains. The Secure and Fair Enforcement for Mortgage Licensing Act was in effect 2008 and is not affected by loan type. Buyer Comment (XX/XX/XXXX Appeal - The requirement does not apply to HELOC’s and was effective after the origination date of the subject loan. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B	B	B	B	B			Yes	B
XXXX			3158539650	33556432		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158539650	33557242		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539650	33557245		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539650	33557435		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539650	33568095		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539650	33606144		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539650	33834576		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158539657	33556927		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.			Reviewer Comment (XX/XX/XXXX): Exception remains. Fees disclosed on HUD were not disclosed on HELOC agreement. Buyer Comment (XX/XX/XXXX: Appeal. Per LAS & HUD, the only prepaid finance charge is the $XXX for Flood cert fee; this is within the $XXX tolerance. Re-calculated ppfc and yielded fc accurate result. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			Yes	B
XXXX			3158539657	33556929		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.			Reviewer Comment (XX/XX/XXXX): Exception remains. Fees disclosed on HUD were not disclosed on HELOC agreement. Buyer Comment (XX/XX/XXXX: Appeal. Per LAS & HUD, the only prepaid finance charge is the $XXX for Flood cert fee; this is within the $XXX tolerance. Re-calculated ppfc and yielded fc accurate result. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158539657	33556930		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Reviewer Comment (XX/XX/XXXX): Per process for alt source for application date, document must state "Application Date" and have lender name to be used. Buyer Comment (XX/XX/XXXX APPEAL, Providing evidence of application date. /XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539657	33556932		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Reviewer Comment (XX/XX/XXXX): Referenced doc is too general and does not specify the actual type of property, ie: detached/attached/PUD, etc. Details would be determined from the Appraisal which is missing from origination. Exception remains. Buyer Comment (XX/XX/XXXX APPEAL, Providing evidence subject is a SFR. /XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539657	33556936		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539657	33808400		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	B	B	B			Yes	B
XXXX			3158539681	33557367		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158539681	33557484		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539681	33557485		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158539681	33557525		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539681	33557526		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539681	33557528		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158539681	33557529		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539681	33557530		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Notice Concerning Extensions of Credit Disclosure dated less than 12 days prior to closing, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX	3158539681	33557531	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Reviewer Comment (XX/XX/XXXX): The lien release screenshot does not specify enough information to determine it was the loan for the subject property. Additionally, there's 336 lines of info in search criteria but only 1 page supplied to AMC for review.

Buyer Comment (XX/XX/XXXX): release

Buyer Comment (XX/XX/XXXX): 7/5-Appeal: Attached please find evidence of XXX county recorders office showing release of American Mortgage Co Lien paid off by subject transaction. XXXX

Reviewer Comment (XX/XX/XXXX): Previous lender is determined from title, not the HUD. There's no way to determine Lender vs Servicer utilizing the HUD. Exception remains.

Buyer Comment (XX/XX/XXXX): 7/3-Appeal: Final Hud-1 and disbursement documentation on subject transaction reflects loan being paid off is with XXX and the correct H8(different lender)form was used. XXXX
																				2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539681	33557533		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158539713	33556838		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158539713	33556840		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (XX/XX/XXXX): Referenced docs are not a Flood Certification. Exception remains. Buyer Comment (XX/XX/XXXX APPEAL, Please see Collateral Summary section of the Boarding Data Sheet and Flood insurance section of the Disbursement Request and Authorization for Flood information. Flood insurance was not required. /XXXX					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158539713	33556923		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539713	33556925		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158539713	33557006		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Flood Hazard Zone	Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.			Reviewer Comment (XX/XX/XXXX): Referenced docs do not identify the Flood Zone. Exception remains. Buyer Comment (XX/XX/XXXX APPEAL, Please see Collateral Summary section of the Boarding Data Sheet and Flood insurance section of the Disbursement Request and Authorization for Flood information. Flood insurance was not required. /XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539713	33557007		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539713	33557008		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539713	33557010		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158539713	33557011		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539713	33557012		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539713	33557014		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)			Buyer Comment (XX/XX/XXXX)XX/XX/XXXX25 Appeal: Please see the attached post origination Title Search which confirms the original lender was different from the subject loan lender. The H-8 form is for a refinance with a different lender. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539739	33556782		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539739	33557194		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539739	33557195		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539739	33557203		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539739	33557217		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539739	33567095		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158539739	33617914		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539832	33556844		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539832	33557083		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539832	33557123		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539832	33557124		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539832	33557129		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539832	33568710		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158539832	33606873		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539836	33556990		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539836	33557074		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539836	33557079		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539836	33606900		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158539976	33557395		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539976	33557479		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539976	33557497		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539976	33557498		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539976	33557500		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158539976	33557502		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539976	33568084		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540003	33532743		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540003	33533185		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540003	33533216		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540003	33533217		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540003	33533219		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158540003	33533221		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540003	33533222		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540014	33557101		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540014	33557102		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540014	33557106		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540014	33557107		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	B	B	B			Yes	B
XXXX			3158540042	33598528		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.			Reviewer Comment (XX/XX/XXXX): Exception remains, under disclosure of difference between HELOC agreement and HUD Buyer Comment (XX/XX/XXXX: Appeal. Re-calculated ppfc and yielded an fc accurate result. The only ppfc item is the $XXX Flood cert fee which the borrower did not pay – see Disbursement Request and Authorization in Clarity doc # XXXX. Additionally, the tolerance for refi is $XXX.XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			Yes	B
XXXX			3158540042	33598530		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.			Reviewer Comment (XX/XX/XXXX): Exception remains, under disclosure of difference between HELOC agreement and HUD. Buyer Comment (XX/XX/XXXX: Appeal. Re-calculated ppfc and yielded an fc accurate result. The only ppfc item is the $XXX Flood cert fee which the borrower did not pay – see Disbursement Request and Authorization in Clarity doc # XXXX, no charges. Additionally, the tolerance for refi is $XXX.XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		A	A	A	A	A			No	B
XXXX			3158540042	33598532		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158540042	33598533		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158540042	33598537		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540042	33598538		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	B	B	B			Yes	B
XXXX			3158540058	33557537		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540058	33557637		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540058	33557638		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540058	33557640		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540058	33557642		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540058	33557644		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	ProvidXX/XX/XXXX07. ClosiXX/XX/XXXX07.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540058	33557650		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540058	33607282		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540081	33557547		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158540081	33557549		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158540081	33557779		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158540081	33557780		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158540081	33557782		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		A	A	A	A	A			No	B
XXXX			3158540081	33557783		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540081	33557784		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX	3158540081	33557786	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Buyer Comment (XX/XX/XXXX): XXX was not the Lender as the payoff request was received from XXX. (See attached)

Buyer Comment (XX/XX/XXXX): XXXX was not the Lender or the servicer as the pay off request was received from XXXX. (See attached)

Reviewer Comment (XX/XX/XXXX): Previous lender is determined from title, not the HUD. There's no way to determine Lender vs Servicer utilizing the HUD. Exception remains.

Buyer Comment (XX/XX/XXXX): The HUD-1 indicates the payoff of a XXX mortgage (not the same lender). The ROR does not indicate the borrower is entering into a new transaction to increase the amount of credit previously provided. Based on the absent of this language in the ROR, the correct form (H8) was utilized
																				2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158540081	33557787		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	TIL itemization did not disclose CLO Fee of $XXX and Flood Cert Fee of $XXX.5 as prepaid finance charges.							2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX			3158540081	33557793		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158540081	33557794		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158540092	33533043		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540092	33533362		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540092	33533364		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158540092	33533365		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540092	33533366		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540092	33533368		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Unable to determine under disclosure due to missing Itemization of Amount Financed							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX	3158540092	33533369	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed oXX/XX/XXXXX, prior to three (3) business days from transaction date oXX/XX/XXXX.	Reviewer Comment (XX/XX/XXXX): Exception remains, Loan closed XX/XX as per Notary date and RTC eligible disbursement date iXX/XX/XXXX.

Buyer Comment (XX/XX/XXXX): Appeal - Saturday is a business day for the lender, ROR dateXX/XX/XXXX tXX/XX/XXXX rescission compliant with funding date oXX/XX/XXXX.

Reviewer Comment (XX/XX/XXXX): Unable to clear. Prior trailing document provided, see D77, provided the funding date oXX/XX/XXXX.

Buyer Comment (XX/XX/XXXX): Appeal – See Notary Acknowledgment. This instrument was Acknowledged before me on. The borrower executed HUD and ROR are dated as of the transaction datXX/XX/XXXX with the Disbursement date oXX/XX/XXXX. A Notary Acknowledgment is merely an Acknowledgment and not a Jurat which requires that the document be signed in the Notary’s presence. In this case the dates are made clear by the date the borrower(s) received two copies of the notice explaining your right to rescind, HUD and Note
																				2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX	3158540092	33533370	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Reviewer Comment (XX/XX/XXXX): Exception remains, Loan closed XX/XX as per Notary date and RTC eligible disbursement date iXX/XX/XXXX.

Buyer Comment (XX/XX/XXXX): Appeal - Saturday is a business day for the lender, ROR dateXX/XX/XXXX tXX/XX/XXXX rescission compliant with funding date oXX/XX/XXXX. Please review and clear both the ROR and the Rescission exceptions as the Rescission exception is locked out but not cleared.

Reviewer Comment (XX/XX/XXXX): The RTC expiration date is dated prior to Disbursement date. Per Funding date on trailing docs XX/XX/XXXX while RTC cancel date, printed on RTC XX/XX/XXXX.

Buyer Comment (XX/XX/XXXX): Appeal – See Notary Acknowledgment. This instrument was Acknowledged before me on. The borrower executed HUD and ROR are dated as of the transaction datXX/XX/XXXX with the Disbursement date oXX/XX/XXXX. A Notary Acknowledgment is merely an Acknowledgment and not a Jurat which requires that the document be signed in the Notary’s presence. In this case the dates are made clear by the date the borrower(s) received two copies of the notice explaining your right to rescind, HUD and Note
																				2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158540092	33533379		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540092	33533381		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540092	33544651		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540118	33564505		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			Yes	B
XXXX			3158540118	33564507		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540118	33564508		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540118	33564509		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540118	33564512		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540118	33564513		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	B	B	B			Yes	B
XXXX			3158540128	33557874		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Flood Hazard Zone	Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540128	33557875		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540128	33557876		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540128	33557878		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158540128	33557879		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540128	33557880		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Notice Concerning Extensions of Credit Disclosure dated less than 12 days prior to closing, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540128	33557882		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed oXX/XX/XXXXX, prior to three (3) business days from transaction date oXX/XX/XXXX.			Reviewer Comment (XX/XX/XXXX): Exception remains. Notary date on the Security Instrument is XX/XX and the transaction date. Three business days after that date XX/XX, XX/XX, XX/XX (Saturday) makes the loan eligible for disbursement on the Monday the XXX. Evidence of disbursement on the XXX is prior to the three business days. Buyer Comment (XX/XX/XXXX): Please see Note. Per the Promise to Pay section, interest does not begin until the business day following the midnight expiration of the rescission periXX/XX/XXXX01. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158540128	33557883		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Reviewer Comment (XX/XX/XXXX): Exception remains. The Security Instrument is notarized on the XXX and considered the transaction dated which is when the right to rescind date starts. Three business days from the transaction date is the XXX. Buyer Comment (XX/XX/XXXX): Please see attached boarding data sheet showing disbursement date, also loan proceed payoff checks are all dateXX/XX/XXXX. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158540128	33557911		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540128	33557912		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540128	33557915		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540128	33557916		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540133	33533049		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540133	33533050		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540133	33533195		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Flood Hazard Zone	Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540133	33533196		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540133	33533197		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540133	33533199		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158540133	33533201		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540133	33533203		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540133	33533210		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540133	33533211		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540133	33607899		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540143	33557995		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158540143	33558590		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158540143	33558611		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158540143	33558612		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158540143	33558614		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		A	A	A	A	A			No	B
XXXX			3158540143	33558616		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540143	33558617		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX	3158540143	33558618	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed oXX/XX/XXXXX, prior to three (3) business days from transaction date oXX/XX/XXXX.	Reviewer Comment (XX/XX/XXXX): Exception remains, Please provide evidence the loan was closed oXX/XX/XXXX despite the fact the Mortgage appears to have been signed oXX/XX/XXXX. Note the preprinted date oXX/XX/XXXX on page 1 of the Note is not generally relied on to support when that document was signed when the Notary Date on the Security Instrument is a different date.

Buyer Comment (XX/XX/XXXX): Rescission period start date: The three-day right of rescission period, established under the Truth in Lending Act (TILA), doesn't begin until after these three events have occurred: Signing of the credit contract (Promissory Note). Receipt of the TILA disclosure document (Closing Disclosure). Receipt of two copies of the notice explaining the right to rescind. The Acknowledgment that the borrower received 2 copies of the right to cancel is signed and dated by the borroweXX/XX/XXXX.

Reviewer Comment (XX/XX/XXXX): Exception remains, Please provide evidence the loan was closed oXX/XX/XXXX despite the fact the Mortgage appears to have been signed oXX/XX/XXXX. Note the preprinted date oXX/XX/XXXX on page 1 of the Note is not generally relied on to support when that document was signed when the Notary Date on the Security Instrument is a different date.

Buyer Comment (XX/XX/XXXX): Appeal – See Notary Acknowledgment. This instrument was Acknowledged before me on. The borrower executed the ROR is dated as of the transaction datXX/XX/XXXX with the Disbursement date oXX/XX/XXXX. A Notary Acknowledgment is merely an Acknowledgment and not a Jurat which requires that the document be signed in the Notary’s presence. In this case the date is made clear by the date the borrower received two copies of the notice explaining your right to rescind.
																				2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX	3158540143	33558619	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Reviewer Comment (XX/XX/XXXX): Exception remains, Please provide evidence the loan was closed oXX/XX/XXXX despite the fact the Mortgage appears to have been signed oXX/XX/XXXX. Note the preprinted date oXX/XX/XXXX on page 1 of the Note is not generally relied on to support when that document was signed when the Notary Date on the Security Instrument is a different date.

Buyer Comment (XX/XX/XXXX): Rescission period start date: The three-day right of rescission period, established under the Truth in Lending Act (TILA), doesn't begin until after these three events have occurred: Signing of the credit contract (Promissory Note). Receipt of the TILA disclosure document (Closing Disclosure). Receipt of two copies of the notice explaining the right to rescind. The Acknowledgment that the borrower received 2 copies of the right to cancel is signed and dated by the borroweXX/XX/XXXX.

Reviewer Comment (XX/XX/XXXX): Exception remains, Please provide evidence the loan was closed oXX/XX/XXXX despite the fact the Mortgage appears to have been signed oXX/XX/XXXX. Note the preprinted date oXX/XX/XXXX on page 1 of the Note is not generally relied on to support when that document was signed when the Notary Date on the Security Instrument is a different date.

Buyer Comment (XX/XX/XXXX): Appeal – See Notary Acknowledgment. This instrument was Acknowledged before me on. The borrower executed the ROR is dated as of the transaction datXX/XX/XXXX with the Disbursement date oXX/XX/XXXX. A Notary Acknowledgment is merely an Acknowledgment and not a Jurat which requires that the document be signed in the Notary’s presence. In this case the date is made clear by the date the borrower received two copies of the notice explaining your right to rescind.
																				2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158540156	33558091		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540156	33558582		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540156	33558583		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540156	33558585		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158540156	33558586		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540156	33558587		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540156	33558606		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540158	33558372		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540158	33558657		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540158	33558689		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540158	33558690		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540158	33558692		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540158	33558693		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540158	33558695		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540160	33558640		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540160	33558704		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540160	33558719		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540160	33558721		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540160	33558726		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540160	33608101		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540160	33715159		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158540164	33558954		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540164	33558956		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540164	33568430		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540184	33598108		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540184	33598187		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540184	33598205		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540184	33598206		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540184	33598208		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158540184	33617918		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540184	33626587		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540193	33598354		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540193	33598663		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540193	33598666		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158540193	33598669		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540193	33598675		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)			Reviewer Comment (XX/XX/XXXX): The lien release screenshot does not specify enough information to determine it was the subject property loan being paid off. Buyer Comment (XX/XX/XXXX): lien release Buyer Comment (XX/XX/XXXX): 7/6-Appeal : Attached please find confirmation of XXX Lien being released after being paid off with subject transaction. This confirms it was a different lender and therefore correct H8 rescission form was utilized. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540193	33598694		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540226	33598502		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540226	33598709		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540226	33598793		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540226	33598795		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540226	33605879		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540245	33558782		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540245	33558810		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540245	33558833		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540245	33558834		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540245	33558837		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540245	33558839		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540245	33558841		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540276	33598718		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158540276	33599037		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158540276	33599064		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158540276	33599068		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)			Buyer Comment (XX/XX/XXXX)XX/XX/XXXX25 Appeal: Please see attached Title Search which reflects the original lender was different than the subject loan lender. In addition. please see Docs DXXXX (Final HUD1), DXXXX (Payoff Statement) and, DXXXX (Credit Report), The original letter per the documents was Litton. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158540329	33532959		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540329	33533326		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540329	33533327		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540329	33533329		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540329	33533330		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540329	33533331		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540329	33533385		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540345	33558965		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540345	33561654		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540345	33561655		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540345	33561657		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158540345	33561658		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540345	33561659		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540345	33561674		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540349	33559035		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540349	33559036		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (XX/XX/XXXX): The Disbursement Request is not a Flood Cert. Exception remains. Buyer Comment (XX/XX/XXXX APPEAL, Please see Collateral Summary section of the Boarding Data Sheet and Flood insurance section of the Disbursement Request and Authorization for Flood information. Flood insurance was not required. /XXXX					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540349	33559144		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Flood Hazard Zone	Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.			Reviewer Comment (XX/XX/XXXX): The Flood Hazard Zone is not located on the Disbursement Request. Exception remains. Buyer Comment (XX/XX/XXXX APPEAL, Please see Collateral Summary section of the Boarding Data Sheet and Flood insurance section of the Disbursement Request and Authorization for Flood information. Flood insurance was not required. /XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540349	33559145		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540349	33559146		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540349	33559148		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158540349	33559149		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540349	33559150		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540349	33559153		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)			Buyer Comment (XX/XX/XXXX)XX/XX/XXXX25 Appeal: Please see DOCs DXXXX (HUD1), DXXXX (Credit Report), DXXXX (Payoff Statement), and DXXXX). The original lender was XXX. The XXX account number matches between the HUD1, Payoff statement, and the Hazard Insurance. The original lender for the subject loan was a different lender. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540349	33559156		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540349	33559157		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540380	33559031		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540380	33559534		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540380	33559535		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540380	33559537		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540380	33559538		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540380	33559540		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540380	33559552		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540472	33559122		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540472	33559221		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540472	33559222		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540472	33559224		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158540472	33559225		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540472	33559226		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540472	33559237		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540486	33559126		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540486	33559128		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (XX/XX/XXXX): A Disbursement Request is not an acceptable replacement for a Flood Certification. Exception remains. Buyer Comment (XX/XX/XXXX APPEAL, Please see Collateral Summary section of the Boarding Data Sheet and Flood insurance section of the Disbursement Request and Authorization for Flood information. Flood insurance was not required. /XXXX					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540486	33559835		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540486	33559836		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540486	33559849		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Flood Hazard Zone	Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.			Reviewer Comment (XX/XX/XXXX): A Disbursement Request does not identify the Flood Zone. Exception remains. Buyer Comment (XX/XX/XXXX APPEAL, Please see Collateral Summary section of the Boarding Data Sheet and Flood insurance section of the Disbursement Request and Authorization for Flood information. Flood insurance was not required. /XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540486	33559850		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540486	33559851		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540486	33559853		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158540486	33559854		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540486	33559855		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540486	33559858		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)			Buyer Comment (XX/XX/XXXX)XX/XX/XXXX25 Appeal: Please see DOC DXXXX, the Final HUD1, which shows the loan payoff to XXX. DOC DXXXX is the payoff letter to XXX. The Credit Report (DXXXX) validates the XXX Mortgage Payoff. XXX was not the original lender on the subject loan. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540506	33533800		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540506	33533808		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540506	33533896		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540506	33533927		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Reviewer Comment (XX/XX/XXXX): Referenced doc is a general property type which does not specify the actual type of property. Details would be determined from the Appraisal which is missing from origination. Exception remains. Buyer Comment (XX/XX/XXXX25 - Appeal. Please see DXXXX document ID in Clarity for the Property Type.-GXXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540506	33533929		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540506	33533930		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540506	33533931		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX	3158540506	33545716	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Unable to determine under disclosure due to missing Itemization of Amount Financed.	Reviewer Comment (XX/XX/XXXX): Points and fees that meet the definition of finance charge are included in the finance charge calculation, regardless of whether they are paid by the borrower at closing (financed) or outside closing (cash). Fees paid by another party may be excluded from finance charges, however the subject loan file does not contain evidence that another party paid the flood fee or CLO.

Buyer Comment (XX/XX/XXXX: Appeal. Finance charge was re-calculated and yielded FC accurate result. Borrower's finance charge is only the $XXX as reflected on the TIL and HUD.  The finance charge of $XXX is accurate. LL
																				2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX			3158540510	33598585		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540510	33598768		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540510	33598958		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540510	33598959		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Reviewer Comment (XX/XX/XXXX): Referenced doc is not specific as there's more than 1 type of PUD. Details would be determined from the Appraisal which is missing from origination. Buyer Comment (XX/XX/XXXX25 Please see DXXXX PUD Rider states at the bottom "Multistate PUD Rider - Single Family - Fannie Mae/Freddie Mac Uniform Instrument"					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540510	33598961		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540510	33598963		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540510	33598964		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540517	33559277		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540517	33559278		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540517	33559322		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540517	33559323		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540517	33559338		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Flood Hazard Zone	Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540517	33559339		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540517	33559340		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540517	33559342		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540517	33559343		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540517	33559344		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540560	33532566		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540560	33533722		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540560	33629963		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540604	33598648		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540604	33598653		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540604	33598729		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540604	33598732		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540604	33598801		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540604	33598802		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540604	33598804		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540604	33598805		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540604	33598806		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540604	33598810		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)			Buyer Comment (XX/XX/XXXX): release of lien Buyer Comment (XX/XX/XXXX): Appeal: Attached please find the Release of Lien sent for recording by XXX after the XXX mortgage was paid with the subject loan. The release confirms XXX was the original lender. Based on the release confirming XXX is not the original lender, the proper rescission form, H8, was used for the subject closing.					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540606	33598783		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540606	33598918		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540606	33598921		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540606	33598927		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540606	33599000		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540606	33599080		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Finance Charge Variance of $XXX is due to a CLO-fee to Lending Tree paid POC not disclosed on the Itemization of Fees.		Reviewer Comment (XX/XX/XXXX): Points and fees that meet the definition of finance charge are included in the finance charge calculation, regardless of whether they are paid by the borrower at closing (financed) or outside closing (cash). Fees paid by another party may be excluded from finance charges, however the subject loan file does not contain evidence that another party paid the CLO fee. Buyer Comment (XX/XX/XXXX: Appeal. Please see Clarity doc # DXXXX - Amount Financed Itemization which supports borrower paid ppfc is only $XXX loan origination fee. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX			3158540606	33599122		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540606	33627885		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540650	33598833		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540650	33598870		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540650	33598950		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540650	33598951		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540650	33598953		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540650	33598955		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540650	33619170		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540728	33559294		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (XX/XX/XXXX): Attached screenshot is not an acceptable replacement for a Flood Certification. Exception remains. Buyer Comment (XX/XX/XXXX): Flood MSP Screen Buyer Comment (XX/XX/XXXX): Please review document found Notice of Insurance Notice - D XXXX. Document date during origination and it shows the Policy number.					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540728	33561459		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540728	33561460		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540728	33561463		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540728	33561467		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	B	B	B			Yes	B
XXXX			3158540728	33561476		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540755	33598772		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540755	33598834		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540755	33598983		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540755	33598988		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540755	33598991		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)			Reviewer Comment (XX/XX/XXXX): No action Buyer Comment (XX/XX/XXXX): Appeal withdrawn. Buyer Comment (XX/XX/XXXX): The HUD-1 indicates the payoff of a XXX mortgage (not the same lender). The ROR does not indicate the borrower is entering into a new transaction to increase the amount of credit previously provided. Based on the absent of this language in the ROR, the correct form (H8) was utilized.					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540755	33599143		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540790	33559413		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158540790	33559472		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158540790	33560116		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158540790	33560117		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158540790	33560119		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		A	A	A	A	A			No	B
XXXX			3158540790	33560122		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540790	33630101		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540807	33559529		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540807	33559565		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540807	33559568		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540807	33559571		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158540807	33559577		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540807	33559624		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540807	33559731		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540831	33598913		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540831	33599203		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540831	33599226		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540832	33599042		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540832	33599537		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540832	33599539		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540832	33599546		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540832	33599548		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed oXX/XX/XXXXX, prior to three (3) business days from transaction date oXX/XX/XXXX.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158540832	33599549		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158540832	33599569		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540832	33606140		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540832	33629320		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540845	33559627		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540845	33559628		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540845	33559637		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540845	33559638		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540845	33559640		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540845	33559641		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540845	33559642		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540845	33559645		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540845	33559646		XX/XX/XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	Homestead Exemption Waiver								1	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540845	33559647		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540845	33559648		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540869	33559763		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			Yes	B
XXXX			3158540869	33559765		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540869	33559767		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540869	33559769		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540869	33559773		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540869	33559777		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	B	B	B			Yes	B
XXXX			3158540909	33559901		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540909	33559902		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (XX/XX/XXXX): Referenced docs are not a Flood Certification. Exception remains. Buyer Comment (XX/XX/XXXX APPEAL, Please see Collateral Summary section of the Boarding Data Sheet and Flood insurance section of the Disbursement Request and Authorization for Flood information. Flood insurance was not required. /XXXX					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540909	33559930		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540909	33559932		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540909	33559935		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540909	33559941		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540909	33559966		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540909	33559967		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540909	33560112		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540909	33560114		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540919	33559908		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540919	33559996		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540919	33559999		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540919	33560002		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158540919	33560041		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540919	33560055		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540919	33629407		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540922	33560061		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158540922	33561382		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158540922	33561396		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158540922	33561415		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)			Reviewer Comment (XX/XX/XXXX): A Warranty Deed from XXX does not serve as a valid and most updated evidence of previous lender. The Assignments uploaded are from XXXX - post closing. The other is from XXXX showing a different borrower - both are not relevant. The Prelim title is the preferred document. Exception remains. Buyer Comment (XX/XX/XXXX): deeds Buyer Comment (XX/XX/XXXX): 7/7-Appeal: Attached please find original deeds for loans with XXX and XXX paid off at closing. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158540931	33560188		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540931	33560274		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540931	33560282		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540931	33560283		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540931	33560285		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540931	33560287		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540931	33629185		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.				Reviewer Comment (XX/XX/XXXX): Title Search is acceptable as a Prelim title. Subject loan is in 1st lien position so Final Title is required. Buyer Comment (XX/XX/XXXX)XX/XX/XXXX Appeal. Please find attached Title Search report. Full title policy was not required for Home Equity loans. XXXX					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540931	33629216		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540980	33533679		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540980	33533697		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540980	33533856		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540980	33533858		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158540980	33533859		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540980	33533860		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540980	33533889		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540980	33724001		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.		Buyer Comment (XX/XX/XXXX): Subject transaction was a refi - Borrower already had an active flood insurance policy in place. Reviewer Comment (XX/XX/XXXX): Exception remains, Exception refers to Flood disclosure. Buyer Comment (XX/XX/XXXX): Flood cert in trailing docs. MC					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540983	33533539		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540983	33533617		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540983	33533619		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540983	33533620		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540983	33533621		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540983	33533625		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540989	33583551		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540989	33583552		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540989	33583934		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540989	33583942		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540989	33584051		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540989	33584052		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540989	33584054		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540989	33584055		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540989	33584057		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540989	33584059		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541012	33583731		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541012	33584073		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541012	33584908		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541012	33584909		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541012	33584911		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158541012	33584912		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541012	33584914		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541045	33584462		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541045	33584468		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX	3158541045	33584485	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Buyer Comment (XX/XX/XXXX): 7.8.25 Please re-review uploaded documents. XXXX

Buyer Comment (XX/XX/XXXX): 7.8.25 Please re-review the uploaded documents which specify a telephone application was taken, document is signed and notarized, stating initial application was taken at least 12 days prior to closing and 2 loan processing documents which report the subject loan application date for the purpose of processing the subject loan was considered to be XX.XX.XXXX. XXXX

Reviewer Comment (XX/XX/XXXX): Per process for alt source for application date, document must state "Application Date" and have lender name to be used. Additionally, there is no year listed on the date.

Buyer Comment (XX/XX/XXXX APPEAL, Providing evidence of application date.  /XXXX
																				2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541045	33584486		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541045	33584488		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158541045	33584489		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541045	33584492		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541047	33560551		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158541047	33560686		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541047	33560687		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541047	33560689		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158541047	33560690		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541047	33560691		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541047	33560726		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541156	33584080		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541156	33584152		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541156	33584170		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541156	33584171		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541156	33584173		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158541156	33584175		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541156	33619250		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541180	33560524		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541180	33560663		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541180	33560664		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541180	33560666		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158541180	33560669		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541180	33560673		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B	B	B	B	B			Yes	B
XXXX			3158541180	33560703		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541180	33628568		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541187	33584588		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541187	33584720		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541187	33584724		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541187	33584725		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541187	33584728		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541187	33584729		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541187	33764844		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158541193	33533604		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541193	33533965		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541193	33533966		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Reviewer Comment (XX/XX/XXXX): Ok. Exception remains. Buyer Comment (XX/XX/XXXX Please disregard previous appeal. /XXXX Buyer Comment (XX/XX/XXXX 6/XX/25 APPEAL, HELOAN, Flood Cert provided shows property is not in flood zone, flood insurance is not required. /XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541193	33533968		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158541193	33533971		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541193	33628492		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541196	33560707		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			Yes	B
XXXX			3158541196	33560709		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.			Reviewer Comment (XX/XX/XXXX): Exception remains, Fees charged on HUD are POC but unable to determine party that paid POC charges. Buyer Comment (XX/XX/XXXX): 6.25.25 Appeal HELOC open end credit card account per HUD the closing fees were POC by lender and per HELOC agreement page 142of550 DXXXX payment of closing cost-did not “elect to charge” any fees. Please give additional information as to what this exception is for. thank you					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158541196	33560711		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541196	33560712		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541196	33560714		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541196	33560717		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	B	B	B			Yes	B
XXXX			3158541198	33533542		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541198	33533634		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541198	33533669		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541198	33533670		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541198	33533672		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158541198	33533673		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541198	33533674		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541228	33533936		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158541228	33534030		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541228	33534032		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541228	33534035		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158541228	33534041		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541228	33534069		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541228	33534074		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541228	33874223		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541241	33560830		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158541241	33560834		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158541241	33560928		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541241	33560929		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541241	33560931		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158541241	33560932		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541241	33560933		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Notice Concerning Extensions of Credit Disclosure dated less than 12 days prior to closing, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541241	33560940		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541241	33560941		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158541341	33560828		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541341	33560829		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541341	33560950		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541341	33560951		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541341	33560953		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158541341	33560955		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541341	33560956		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541341	33560959		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541341	33560960		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B	B	B	B	B			Yes	B
XXXX			3158541341	33560977		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541341	33560978		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541365	33559266		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541365	33559267		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541365	33559271		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541365	33559272		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (XX/XX/XXXX): Attached screenshot is not a Flood Cert. Exception remains. Buyer Comment (XX/XX/XXXX 6/XX/25 APPEAL, HELOAN, MSP screen shows (FLOD) flood zone X, flood insurance is not required. /XXXX					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541365	33559310		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541365	33559311		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541365	33559313		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158541365	33559314		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541365	33559315		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541365	33559318		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	TIL itemization did not disclose a CLO fee of $XXX as prepaid finance charge.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX			3158541388	33561067		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541388	33561068		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541388	33561292		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541388	33561293		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541388	33561295		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158541388	33561296		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541388	33561302		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541429	33561475		XX/XX/XXXX	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided				Buyer Comment (XX/XX/XXXX): See Flood Policy					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158541429	33561477		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158541429	33561486		XX/XX/XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Escrow Option Clause not provided				Buyer Comment (XX/XX/XXXX): Escrow Option Clause not required see exception 33561553, escrowed prior to requirement date.					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158541429	33561534		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Flood	Flood Insurance Policy Missing	The subject property is in a flood zone, evidence of flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations.			Buyer Comment (XX/XX/XXXX): See Flood Policy in Trailing Docs Reviewer Comment (XX/XX/XXXX): Per Flood Cert, property is in a flood zone therefore flood insurance is required. Buyer Comment (XX/XX/XXXX): Please review uploaded Flood document Reviewer Comment (XX/XX/XXXX): The attached screenshot does not show the Flood Insurance Policy. Exception remains. Buyer Comment (XX/XX/XXXX): See attached. Buyer Comment (XX/XX/XXXX): Please see attached screenshot from MSP screen.					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541429	33561535		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541429	33561537		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541429	33561539		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158541429	33561541		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541429	33561555		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541429	33573392		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Verify and date capture as per source document		Reviewer Comment (XX/XX/XXXX): Please confirm the documents prior to uploading. Doc is not dated or signed. Nor is it the correct document. Exception remains. Buyer Comment (XX/XX/XXXX): Please review flood document Reviewer Comment (XX/XX/XXXX): The attached screenshot is not the Notice of Special Hazard Disclosure provided prior to closing. Buyer Comment (XX/XX/XXXX): see attached file Buyer Comment (XX/XX/XXXX): Please see attached screenshot from MSP. Thank you.					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541429	33626434		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541490	33561837		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541490	33562538		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541490	33562550		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541490	33562551		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541490	33562553		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158541490	33562555		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541490	33618704		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541523	33561835		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541523	33561836		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541523	33561903		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541523	33561904		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541523	33561931		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541523	33561934		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541523	33561936		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541540	33561805		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541540	33562164		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541540	33562166		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541540	33562169		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158541540	33562205		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541540	33562234		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541540	33573646		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158541540	33618469		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541578	33564015		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158541578	33564172		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C	C	C	C	C			No	B
XXXX			3158541578	33564181		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158541578	33564182		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Reviewer Comment (XX/XX/XXXX): Exception remains, Unable to determine specific property type at origination. Buyer Comment (XX/XX/XXXX): 6.27.25 Appeal. In the loan file, under DXXXX, page 50, comment summary notes dateXX/XX/XXXX state, 1st lien Condo. In addition, Credit Investigation, under DXXXX, page 59 shows property type as SFR & Condo. Please review and rescind. rk					2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158541578	33564186		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158541588	33562151		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541588	33562451		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541588	33562582		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541588	33562583		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541588	33562585		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158541588	33562589		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541588	33617033		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541625	33532901		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158541625	33533732		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541625	33533767		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541625	33533768		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541625	33533770		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158541625	33533772		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541625	33625735		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541634	33561825		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541634	33562441		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541634	33563056		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541634	33563058		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541634	33563062		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541634	33616929		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.				Buyer Comment (XX/XX/XXXX)XX/XX/XXXX25 Appeal. Please find title search attached. XXXX					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541634	33616941		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541634	33807232		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158541671	33584596		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541671	33584755		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541671	33584817		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541671	33584818		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541671	33584820		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158541671	33584823		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX	3158541671	33584824	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Unable to determine under disclosure due to missing Itemization of Amount Financed	Reviewer Comment (XX/XX/XXXX): Points and fees that meet the definition of finance charge are included in the finance charge calculation, regardless of whether they are paid by the borrower at closing (financed) or outside closing (cash). Fees paid by another party may be excluded from finance charges, however the subject loan file does not contain evidence that another party paid the flood fee or settlement/closing fee.

Buyer Comment (XX/XX/XXXX: Appeal. Re-calculated ppfc and yielded an fc accurate result. There are no pppfc paid by borrower as reflected on Disbursement Request and Authorization in Clarity doc # XXXX.XXXX
																				2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX			3158541671	33633279		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541680	33562698		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158541680	33562700		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158541680	33562709		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541680	33562749		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Unable to determine under disclosure due to missing Itemization of Amount Financed.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX			3158541680	33562753		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541680	33562755		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541680	33562757		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158541680	33562761		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541680	33562762		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541680	33562765		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)			Buyer Comment (XX/XX/XXXX): title Buyer Comment (XX/XX/XXXX): Appeal: Attached please find the subject title commitment which does not show any mortgages on Schedule B. This is supported by HUD-1 not paying off any mortgage as well.					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541716	33562801		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541716	33562906		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541716	33562915		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541716	33563007		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541716	33563794		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541716	33563796		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158541809	33562883		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541809	33562884		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541809	33562963		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541809	33562966		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541809	33562986		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541809	33562987		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541809	33562989		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158541809	33562991		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541809	33562993		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541872	33535087		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.				Reviewer Comment (XX/XX/XXXX): Exception remains. Final Title policy required for 1st lien transactions. Buyer Comment (XX/XX/XXXX)XX/XX/XXXX APPEAL, A title policy was not required for this HELOC, see Disbursement Instructions and Installment Loan Amount Financed Itemization TIL disclosure, show no charge for a Title Insurance Policy. /XXXX					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX	3158541872	33537797	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Reviewer Comment (XX/XX/XXXX): The documents do not identify specific property type. i.e.: attached or detached. Exception remains.

Buyer Comment (XX/XX/XXXX APPEAL, THE Document provided clearly shows that the property is not a Condo, PUD, nor Manufactured home.  /XXXX

Reviewer Comment (XX/XX/XXXX): Referenced doc is not specific as there's more than 1 type of SFR. Details would be determined from the Appraisal which is missing from origination. Exception remains.

Buyer Comment (XX/XX/XXXX)XX/XX/XXXX APPEAL, Please see attached HELOC Collateral valuation screen print and credit investigation showing property details.  /XXXX
																				2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541872	33537804		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	B	B	B			Yes	B
XXXX	3158541872	33546131	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Reviewer Comment (XX/XX/XXXX): Exception remains. Per process for alt source for application date, document must state "Application Date" and have lender name to be used. Screen shot provided does not reflect a lender name.

Buyer Comment (XX/XX/XXXX APPEAL, Reloading MTLI-Track 1 screen print. /XXXX

Reviewer Comment (XX/XX/XXXX): Screen print as described not located in file from 6/30. Please give location or reupload.

Buyer Comment (XX/XX/XXXX)XX/XX/XXXX APPEAL, HELOC, Please see attached MTLI-Track 1 screen print from Residential Loan Production System showing application date aXX/XX/XXXX.  /XXXX
																				2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541897	33562943		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541897	33563053		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541897	33563318		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541897	33563319		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541897	33563321		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158541897	33563462		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541897	33619384		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541925	33563986		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158541925	33564124		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541925	33564126		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541925	33564130		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158541925	33564136		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX	3158541925	33564157	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed oXX/XX/XXXXX, prior to three (3) business days from transaction date oXX/XX/XXXX.	Reviewer Comment (XX/XX/XXXX): Exception remains, Please provide evidence the Loan was opened oXX/XX/XXXX despite the fact the Mortgage appear to have been signed oXX/XX/XXXX. Note the preprinted date oXX/XX/XXXX on page 1 of the is not generally relied on to support when that document was signed when the Notary Date on the Security Instrument is a different date.

Buyer Comment (XX/XX/XXXX): Rescission period start date: The three-day right of rescission period, established under the Truth in Lending Act (TILA), doesn't begin until after these three events have occurred: Signing of the credit contract (Promissory Note). Receipt of the TILA disclosure document (Closing Disclosure). Receipt of two copies of the notice explaining the right to rescind. The Acknowledgment that the borrower received 2 copies of the right to cancel is signed and dated by the borroweXX/XX/XXXX.

Reviewer Comment (XX/XX/XXXX): Exception remains, Please provide evidence the Loan was opened oXX/XX/XXXX despite the fact the Mortgage  appear to have been signed oXX/XX/XXXX. Note the preprinted date oXX/XX/XXXX on page 1 of the  is not generally relied on to support when that document was signed when the Notary Date on the Security Instrument is a different date.

Buyer Comment (XX/XX/XXXX): Appeal – See Notary Acknowledgment. This instrument was Acknowledged before me on. The borrower executed the ROR is dated as of the transaction datXX/XX/XXXX with the Disbursement date oXX/XX/XXXX. A Notary Acknowledgment is merely an Acknowledgment and not a Jurat which requires that the document be signed in the Notary’s presence. In this case the date is made clear by the date the borrower received two copies of the notice explaining your right to rescind.
																				2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX	3158541925	33564159	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Reviewer Comment (XX/XX/XXXX): Exception remains, Please provide evidence the Loan was opened oXX/XX/XXXX despite the fact the Mortgage appear to have been signed oXX/XX/XXXX. Note the preprinted date oXX/XX/XXXX on page 1 of the is not generally relied on to support when that document was signed when the Notary Date on the Security Instrument is a different date.

Buyer Comment (XX/XX/XXXX): Rescission period start date: The three-day right of rescission period, established under the Truth in Lending Act (TILA), doesn't begin until after these three events have occurred: Signing of the credit contract (Promissory Note). Receipt of the TILA disclosure document (Closing Disclosure). Receipt of two copies of the notice explaining the right to rescind. The Acknowledgment that the borrower received 2 copies of the right to cancel is signed and dated by the borroweXX/XX/XXXX.

Reviewer Comment (XX/XX/XXXX): Exception remains, Please provide evidence the Loan was opened oXX/XX/XXXX despite the fact the Mortgage  appear to have been signed oXX/XX/XXXX. Note the preprinted date oXX/XX/XXXX on page 1 of the  is not generally relied on to support when that document was signed when the Notary Date on the Security Instrument is a different date.

Buyer Comment (XX/XX/XXXX - Appeal – See Notary Acknowledgment. This instrument was Acknowledged before me on. The borrower executed the ROR is dated as of the transaction datXX/XX/XXXX with the Disbursement date oXX/XX/XXXX. A Notary Acknowledgment is merely an Acknowledgment and not a Jurat which requires that the document be signed in the Notary’s presence. In this case the date is made clear by the date the borrower received two copies of the notice explaining your right to rescind. – SO
																				2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158541925	33564166		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541925	33564187		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541927	33584635		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			Yes	B
XXXX			3158541927	33584637		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158541927	33584639		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541927	33584640		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541927	33584643		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541927	33584645		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	B	B	B			Yes	B
XXXX			3158541937	33535076		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158541937	33535253		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541937	33538496		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541937	33538499		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541937	33546239		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541937	33619743		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541937	33807963		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158541962	33536775		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541962	33536778		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (XX/XX/XXXX): The doc in review is a flood determination, not a certification. Buyer Comment (XX/XX/XXXX): Please review uploaded Flood.					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541962	33536798		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541962	33536799		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.				Reviewer Comment (XX/XX/XXXX): Doc is a Title Search, not a Final Title. Buyer Comment (XX/XX/XXXX): Please review uploaded title					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541962	33538653		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541962	33538654		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541962	33538661		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541962	33619651		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541962	33697025		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158541972	33563070		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541972	33563071		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541972	33563078		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541972	33563110		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541972	33563128		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541972	33563129		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541972	33563133		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541972	33611080		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158541972	33611081		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541972	33611083		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542027	33562891		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158542027	33563044		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542027	33563097		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542027	33563098		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542027	33563100		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158542027	33563101		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158542027	33563102		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542054	33599735		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158542054	33599815		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542054	33606344		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542054	33606348		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158542054	33606349		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542104	33599134		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158542104	33599158		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158542104	33599380		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158542104	33599385		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542104	33599594		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Flood Hazard Zone	Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.			Reviewer Comment (XX/XX/XXXX): Ok, disregarded. Buyer Comment (XX/XX/XXXX): disregard entered in error property is in a flood zone and origination flood cert not found. Buyer Comment (XX/XX/XXXX): 6/30-Appeal: Attached please find flood zone indicator. Property not in a flood zone and therefore flood zone/insurance not required. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542104	33599595		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542104	33599596		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542104	33599598		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158542104	33599599		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158542104	33599600		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542104	33599602		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542113	33536462		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158542113	33537869		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542113	33537903		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542113	33537904		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542113	33537906		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158542113	33537909		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542113	33619244		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158542191	33585101		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158542191	33585104		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542191	33585105		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542191	33585109		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542191	33585110		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	B	B	B			Yes	B
XXXX			3158542229	33600873		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542229	33600874		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542229	33600876		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158542229	33600880		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542229	33600891		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158542229	33600895		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542229	33638036		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158542236	33599577		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158542236	33599579		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158542236	33599591		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158542236	33599592		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542236	33599660		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542236	33599661		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542236	33599663		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158542236	33599664		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158542236	33599666		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542236	33599668		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	TIL Itemization did not disclose an Settlement/Closing/Escrow fee of $XXX and Flood Certification (Life of Loan) fee of $XXX as a prepaid finance charge.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX			3158542248	33599121		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158542248	33599197		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542248	33599240		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542248	33599241		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542248	33599243		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158542248	33599245		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542248	33638186		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158542271	33599186		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158542271	33599191		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542271	33599247		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542271	33599248		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542271	33599250		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158542271	33599252		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158542271	33599253		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Notice Concerning Extensions of Credit Disclosure dated less than 12 days prior to closing, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542271	33599254		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542274	33599798		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158542274	33599873		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542274	33599910		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542274	33599911		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542274	33599913		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158542274	33599914		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158542274	33599915		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542327	33562823		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158542327	33562938		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542327	33563008		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542327	33563009		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542327	33563011		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158542327	33563013		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542327	33610481		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158542368	33562480		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158542368	33562482		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158542368	33562619		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542368	33562620		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542368	33562622		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158542368	33562625		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542368	33562627		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542368	33562635		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158542368	33562638		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542368	33574247		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158542373	33563093		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158542373	33563439		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542373	33563474		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542373	33563475		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542373	33563477		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158542373	33563479		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542373	33610054		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158542411	33563692		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158542411	33563828		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Buyer Comment (XX/XX/XXXX): 7.9.25 Please re-review the closing coversheet at page 51 which reports XXXX and the initial application. No lender's name is noted as there is no 3rd party in the transaction, unable to locate an evidence of a broker, etc. XXXX Reviewer Comment (XX/XX/XXXX): Per process for alt source for application date, document must state "Application Date" and have lender name to be used. Buyer Comment (XX/XX/XXXX Appeal: Please see the Loan Closing Cover Sheet, which reveals the application date oXX/XX/XXXX, on page 51 (Doc ID XXXX) of the Clarity loan file. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542411	33563829		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542411	33563831		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158542411	33563833		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542411	33563853		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542411	33574617		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158542411	33608614		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	TIL itemization did not disclose a CLO fee fee of $XXX as prepaid finance charge.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX			3158542419	33536572		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158542419	33538130		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing Test	Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date oXX/XX/XXXX used as disbursement date for compliance testing.			Buyer Comment (XX/XX/XXXX Appeal: Please see the Note (page 733 (Doc ID XXXX) of the Clarity Loan File). Per the Promise to Pay section, interest does not begin until the business day following the midnight expiration of the rescission periodXX/XX/XXXX is identified as the day the loan will fund and the borrower is obligated to the repayment as disclosed. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542419	33538132		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Reviewer Comment (XX/XX/XXXX): Referenced document does not notate what day 'at least 12 days prior' is so we cannot arbitrarily enter a random date as the application date. The actual date would come from the initial 1003. Buyer Comment (XX/XX/XXXX25 Please see DXXXX Application received by telephone -states I understand that I made my application with lender for my equity extension of credit by telephone or other media that does not constitute filling out a paper application at least 12 days prior to signing my equity extension of credit documentation.					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542419	33538134		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542419	33538138		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158542419	33538139		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542419	33538142		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542419	33538159		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542419	33806878		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158542430	33538443		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542430	33538466		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158542430	33538552		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542430	33538553		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542430	33538559		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542430	33607788		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158542430	33724258		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158542433	33563800		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542433	33563803		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158542433	33563897		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158542433	33563899		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158542433	33563938		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542433	33563939		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542433	33563941		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158542433	33563942		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158542433	33563943		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542456	33535885		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158542456	33537598		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542456	33537599		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542456	33537602		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158542456	33537604		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542456	33537659		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542456	33763686		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158542491	33564380		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (XX/XX/XXXX): Flood Certificate from origination is missing. Exception remains. Buyer Comment (XX/XX/XXXX): Flood Zone					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158542491	33564544		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			Yes	B
XXXX			3158542491	33564546		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	HELOC Fees Used For Testing	Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158542491	33564548		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542491	33564549		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542491	33564551		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542491	33564553		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	B	B	B			Yes	B
XXXX			3158542491	33564590		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537008	33593267		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing Test	Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure oXX/XX/XXXX used as disbursement date for compliance testing.			Buyer Comment (XX/XX/XXXX25 Appeal. Subject is a purchase transaction in TX. The Note and the HUD1 are dated foXX/XX/XXXX. There is also a Disbursement Authorization dateXX/XX/XXXX, but is not executed. It is unusual to see an exception for disburment date on a purchase transaction. XXXX					2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158537008	33593268		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Reviewer Comment (XX/XX/XXXX): Documentation provided did not reflect an application date in order to clear exception. Buyer Comment (XX/XX/XXXX25 Appeal. Subject is a purchase transaction in XX. The Note and the HUD1 are dated foXX/XX/XXXX. There is also a Disbursement Authorization dateXX/XX/XXXX, but is not executed. It is unusual to see an exception for disburment date on a purchase transaction. XXXX					2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158537048	33591987		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing Test	Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure oXX/XX/XXXX used as disbursement date for compliance testing.			Reviewer Comment (XX/XX/XXXX): D1435 is a post closing letter. Exceptions remains. Buyer Comment (XX/XX/XXXX)XX/XX/XXXX25 Appeal: Please see DOC D1435 which states the funding date waXX/XX/XXXX. XXXX					2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158537048	33591988		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158537048	33591998		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B	B	B	B	B			No	B
XXXX			3158537048	33591999		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B	B	B	B	B			No	B
XXXX			3158537059	33591884		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing Test	Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure oXX/XX/XXXX used as disbursement date for compliance testing.								2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158537059	33591885		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158537095	33591611		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing Test	Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure oXX/XX/XXXX used as disbursement date for compliance testing.			Buyer Comment (XX/XX/XXXX): subject is a purchase and not a refi. Reviewer Comment (XX/XX/XXXX): A worksheet is not acceptable to use as a Disbursement date. Additionally, there are multiple signed worksheets with different dates on them. Exception remains. Buyer Comment (XX/XX/XXXX): . Buyer Comment (XX/XX/XXXX): disb date Buyer Comment (XX/XX/XXXX25-Appeal: Attached please find confirmation of disbursement date oXX/XX/XXXX which matches the interest beginning on the Final Hud-1. XXXX					2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158537095	33591612		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158537095	33591613		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.								2	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	B	B	B	B			No	B
XXXX			3158537095	33591614		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								2	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	B	B	B	B			No	B
XXXX			3158537095	33591633		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158537152	33592075		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158537152	33592718		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158537152	33592719		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.								2	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	B	B	B	B			No	B
XXXX			3158537152	33592720		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								2	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	B	B	B	B			No	B
XXXX			3158537152	33592721		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Unable to determine under disclosure due to missing Itemization of Amount Financed.		Buyer Comment (XX/XX/XXXX): funding Buyer Comment (XX/XX/XXXX): 7/8-Appeal: Attached please find the funding worksheet which confirms no fees were charged to the borrower. XXXX					2	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX			3158537154	33592197		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	C	C			No	B
XXXX			3158537154	33592284		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158537154	33592321		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158537154	33592322		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.								2	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	B	B	B	B			No	B
XXXX			3158537154	33592323		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								2	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	B	B	B	B			No	B
XXXX			3158537154	33592324		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.								2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158537186	33593505		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158537323	33593291		XX/XX/XXXX	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.									2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158537323	33594091		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing Test	Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure oXX/XX/XXXX used as disbursement date for compliance testing.			Reviewer Comment (XX/XX/XXXX): The HUD addendum is not acceptable for the Disbursement date as 'will cause the funds to be disbursed' is not: funds have been disbursed on X date. Buyer Comment (XX/XX/XXXX): disb date					2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158537323	33594092		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Reviewer Comment (XX/XX/XXXX): Referenced 1004 is not to the subject borrower or property address. Exception remains. Buyer Comment (XX/XX/XXXX): 6/29-Appeal: Please refer to origination appraisal DOCXXXX which confirms the property is a single family detached property. TC					2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158537324	33592612		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B	B	B	B	B			No	B
XXXX			3158537324	33592613		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.								2	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	B	B			No	B
XXXX			3158537365	33593752		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Buyer Comment (XX/XX/XXXX): located 1003 addendum Reviewer Comment (XX/XX/XXXX): There are Broker fees listed on the HUD that are paid to the same entity that appear on the Note. The actual Lender is XXX.; The Broker is XXX, evident to YSP being paid to XXX + Line 806. The initial 1003 for XXX is missing. Exception remains. Buyer Comment (XX/XX/XXXX): 6/29-Appeal: Lender is XXX per the Note, the initial loan application dateXX/XX/XXXX is located on DOCID XXXX. XXXX					2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158537365	33593753		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.								2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158537368	33592795		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Purchase		C	C	C	C	C			No	B
XXXX			3158537368	33593272		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158537368	33593273		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.								2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158537369	33592212		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	TIL Itemization only disclosed settlement charges in the amount of $XXX and final HUD reflects $XXX. TIL Itemization disclosed Courier fee in the amount of $XXX and final HUD reflects only $XXX.							2	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX			3158537400	33593933		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Unable to determine under disclosure due to missing itemization of amount financed.							2	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX			3158537607	33592218		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537607	33592220		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537607	33592616		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Flood Hazard Zone	Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537607	33592617		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537607	33592618		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537607	33592639		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537607	33592641		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.				Reviewer Comment (XX/XX/XXXX): Occupancy cannot be determined from a HUD or Hazard policy address. Determination will be established from a 1003, Approval, AUS or 1008. Buyer Comment (XX/XX/XXXX)XX/XX/XXXX25 Appeal. Subject is not a primary residence. Please see HUD1 and notice the borrower's address is not the subject address. The hazard policy is a fire policy as shown on the Agreement to provide insurance document. XXXX					2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537607	33592642		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537801	33592327		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.									2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537801	33592401		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537801	33592402		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537934	33593693		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537934	33593694		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537934	33593909		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158537934	33593961		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158537934	33593962		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538056	33592493		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538056	33593529		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.				Reviewer Comment (XX/XX/XXXX): Unable to determine occupancy as investment & 2nd residence are both non-homesteaded. Buyer Comment (XX/XX/XXXX): 7.1.25 In addition, see attached Affidavit of Non Homestead. XXXX Buyer Comment (XX/XX/XXXX): 7.1.25 Appeal. Boarding Data Sheet at origination shows this is a refinance of Non Homestead Equity loan. This document is found in loan file under XXXX, page 1179. Please review and rescind. XXXX					2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538056	33593537		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538056	33593566		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538056	33593567		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538813	33591068		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538813	33591069		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538813	33591434		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538813	33591436		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538813	33591490		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538821	33598277		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538821	33598278		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538821	33598342		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158538821	33598434		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158538834	33598749		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Investment	Refinance - UTD		B	B	B	B	B			No	B
XXXX	3158538834	33632847	XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Reviewer Comment (XX/XX/XXXX): Exception remains. The Statement of non occupancy does not specify occupancy type. Unable to determine investment or 2nd residence at origination.

Buyer Comment (XX/XX/XXXX): 7.3.25 The document does specify his occupancy.  "Has never, does not now and does not ever intend to ever reside on property as his homestead".  XXXX

Reviewer Comment (XX/XX/XXXX): The Statement of non occupancy does not specify occupancy type. That alone does not support investment as it could also be a 2nd residence. Exception remains.

Buyer Comment (XX/XX/XXXX): 7.2.25 The Affidavit of Non Homestead is dated and signed at origination oXX/XX/XXXX.  This customer's signature on this document provides his statement of non occupancy.  Please review and rescind. XXXX

Reviewer Comment (XX/XX/XXXX): Exception remains, file is slim to determine occupancy at origination. Need documents from origination to support investment property type.

Buyer Comment (XX/XX/XXXX): 7.1.25 Appeal.  Affidavit of Non Homestead from borrower at origination states, "has never, does not now and does not ever intend to ever reside on property as his homestead".  This document is found in loan file under XXXX, page 5.  Please review and recind. XXXX
																				2	XX/XX/XXXX	XX	Investment	Refinance - UTD		B	B	B	B	B			No	B
XXXX			3158538834	33776182		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Investment	Refinance - UTD		B	B	B	B	B			No	B
XXXX			3158539281	33594085		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539281	33594086		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539281	33598349		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539281	33598351		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158539281	33598474		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158539888	33598896		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.								2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158539888	33598897		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing Test	Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure oXX/XX/XXXX used as disbursement date for compliance testing.								2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158539888	33598898		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	B	B			No	B
XXXX			3158539890	33591771		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (XX/XX/XXXX): The 1003 is not dated nor from the lender. Exception remains. Buyer Comment (XX/XX/XXXX): 6.30.25 Appeal. Please see attached Final 1003 along with addendums for the subject loan. Please review and rescind. XXXX					3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158539890	33592245		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158539890	33592254		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX	3158539890	33592259	XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance)	Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.54035% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 2.54035%.)	Reviewer Comment (XX/XX/XXXX): Re-graded TX 50(a)(6) Points and Fees exception to an EV2-B based on Outside Counsel’s feedback and the lender’s rebuttal that the loan was made in accordance with existing case law at time of origination which provides that origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.

Buyer Comment (XX/XX/XXXX): Outside counsel previously indicated if an originator has a reasoned legal position as to why they determined that origination fees should be excluded from the 3% fee limitation based on prior case law and regulation to the Norwood decision, the Texas points and fees exception can be re-graded form EV3-C to EV2-B if Loan Origination Fee, Origination Points, or Loan Origination Points charged to the consumer are the only fees causing total points and fees to exceed the TX 3% points and fees threshold. Please see attached.

Reviewer Comment (XX/XX/XXXX): Exception remains, Since the enactment of the Texas constitutional amendment in 1998, it has been a matter of debate whether “discount points” may be excluded from the TX50(a)(6) points and fees limitation. The Texas Supreme court issued an opinion oXX/XX/XXXX in Finance Commission of Texas v. Norwood prohibiting the treatment of discount points as “interest” and therefore, included in the TX 3% fee cap only to issue a Supplemental Opinion 7 months later to clarify that “Legitimate discount points to lower the loan interest rate, in effect, substitute for interest.” Further, “true discount points are not fees “necessary to originate, evaluate, maintain, record, insure, or service” but are an option available to the borrower and thus not subject to the 3% cap.”

The approach taken by SitusAMC, and confirmed by outside counsel, requires either an acknowledgement from borrower, evidence of undiscounted rate or other evidence to support that discount points charged are bona fide in order to exclude from the 3% points and fees testing.

While borrower acknowledgement or documentation is not required by regulation, as a TPR firm, without such documentation, we are not able to ascertain that the discount points reduce the interest rate and therefore qualifies for exclusion. The constitutional requirement that excludes charges that constitute “interest” has been the same since enactment, therefore, irrespective of when the loan was originated, only discount points that in fact result in a reduction of interest rate are considered interest and excludable. Without this evidence, the discount points would be considered origination fees.

Buyer Comment (XX/XX/XXXX): The $XXX Discount  Points charge is excludable. Prior to Finance Commission of Texas v. Norwood,  et al. (ACORN), No 100121 (TexXX/XX/XXXX), It was not concluded by the courts that lenders were required to include Discount Points In the 3 percent fee cap. Loan  originated  in 1999 therefore discount points are excludable.
																				2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund the borrower, or credit their account, an amount equal to any overcharge paid by the borrower. (Provide Proof of Delivery, LOE, and Copy of Check. [A servicing screen print can be provided in place of a check when a credit is applied to the borrowers account.])	B	B	B	B	B			Yes	B
XXXX			3158539890	33592274		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B	B	B	B	B			Yes	B
XXXX			3158539890	33592288		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	TIL Itemization disclose Copy Fee of $XXX Tax Certificate fee of $XXX and Escrow fee of $XXX as prepaid finance charge.							2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B	B	B	B	B			Yes	B
XXXX			3158539890	33592308		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158539890	33592310		XX/XX/XXXX	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540045	33596625		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540045	33596640		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540045	33598236		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540045	33598237		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540045	33598239		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158540045	33598240		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158540045	33598241		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Notice Concerning Extensions of Credit Disclosure dated less than 12 days prior to closing, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158540045	33598244		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158540045	33598250		XX/XX/XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	Homestead Exemption Waiver								1	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540045	33598253		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540045	33598255		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540299	33591329		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	UTD	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158540299	33591380		XX/XX/XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	Homestead Exemption Waiver								1	XX/XX/XXXX	XX	UTD	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540299	33591397		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	UTD	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540299	33591400		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.									2	XX/XX/XXXX	XX	UTD	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540299	33593459		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	UTD	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540299	33593461		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	UTD	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158540299	33593475		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.								2	XX/XX/XXXX	XX	UTD	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158540572	33592899		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540572	33593311		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540572	33593312		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540903	33598435		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158540903	33598508		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158540903	33598509		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541733	33593026		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158541733	33593139		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541733	33593207		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541733	33593208		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541733	33593210		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		A	A	A	A	A			No	B
XXXX			3158541733	33593212		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541733	33593213		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541909	33598301		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541909	33598302		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541909	33598331		XX/XX/XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.									3	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C	C	C	C	C			No	B
XXXX			3158541909	33598334		XX/XX/XXXX	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided									2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541909	33598358		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541909	33598359		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541909	33598361		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	A			No	B
XXXX			3158541909	33598362		XX/XX/XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	B	B	B			No	B
XXXX			3158541909	33598363		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158541909	33598366		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158541938	33591210		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158541938	33591379		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158541938	33591381		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542010	33594010		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing Test	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date oXX/XX/XXXX used as disbursement date for compliance testing.			Buyer Comment (XX/XX/XXXX): Appeal – See verification of Disbursement datXX/XX/XXXX. Buyer Comment (XX/XX/XXXX): Appeal Docs					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542010	33594013		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542010	33594018		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	B	B	B	B			Yes	B
XXXX			3158542010	33594019		XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).	No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV								2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	B	B	B			Yes	B
XXXX			3158542010	33600334		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Buyer Comment (XX/XX/XXXX): Appeal – See verification of application datXX/XX/XXXX.					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	B	B			No	B
XXXX			3158542010	33600335		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed oXX/XX/XXXXX, prior to three (3) business days from transaction date oXX/XX/XXXX.			Buyer Comment (XX/XX/XXXX): Appeal – See verification of Disbursement datXX/XX/XXXX.					2	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	B	B			Yes	B
XXXX			3158542226	33591587		XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003									3	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Debt Consolidation		C	C	C	C	C			No	B
XXXX			3158542226	33591706		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date oXX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B
XXXX			3158542226	33591707		XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								2	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B			No	B

Data Compare

AMC Loan ID	Customer Loan ID	Seller Loan ID	Alternate Loan ID	Field Label	Bid Tape Field Value	Field Value	Compare Status
XXXX			3158537431	Property Type	Single Family	UTD	Verified
XXXX			3158537431	Appraised Value	XXX		Verified
XXXX			3158537543	Zip	XXX	XXX	Verified
XXXX			3158537543	Property Type	Single Family	UTD	Verified
XXXX			3158537543	Appraised Value	XXX		Verified
XXXX			3158537571	Property Type	Single Family	UTD	Verified
XXXX			3158537571	Appraised Value	XXX		Verified
XXXX			3158537586	Property Type	Single Family	UTD	Verified
XXXX			3158537586	Appraised Value	XXX		Verified
XXXX			3158537632	Property Type	Single Family	UTD	Verified
XXXX			3158537632	Appraised Value	XXX		Verified
XXXX			3158537658	Property Type	Single Family	UTD	Verified
XXXX			3158537658	Appraised Value	XXX		Verified
XXXX			3158537735	Zip	XXX	XXX	Verified
XXXX			3158537735	Note Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158537735	Property Type	Single Family	PUD	Verified
XXXX			3158537735	Appraised Value	XXX		Verified
XXXX			3158537769	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158537769	Property Type	Single Family	UTD	Verified
XXXX			3158537769	Appraised Value	XXX		Verified
XXXX			3158537770	Property Type	Single Family	UTD	Verified
XXXX			3158537770	Appraised Value	XXX		Verified
XXXX			3158537810	Property Type	Single Family	UTD	Verified
XXXX			3158537810	Appraised Value	XXX		Verified
XXXX			3158537810	Original LTV	54.5		Verified
XXXX			3158537838	Property Type	Single Family	UTD	Verified
XXXX			3158537838	Appraised Value	XXX		Verified
XXXX			3158537858	Zip	XXX	XXX	Verified
XXXX			3158537858	Property Type	Single Family	UTD	Verified
XXXX			3158537858	Appraised Value	XXX		Verified
XXXX			3158537872	Property Type	Single Family	UTD	Verified
XXXX			3158537872	Appraised Value	XXX		Verified
XXXX			3158537873	Zip	XXX	XXX	Verified
XXXX			3158537873	Note Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158537873	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158537873	Property Type	Single Family	UTD	Verified
XXXX			3158537873	Appraised Value	XXX		Verified
XXXX			3158537903	Property Type	Single Family	UTD	Verified
XXXX			3158537903	Appraised Value	XXX		Verified
XXXX			3158537907	Zip	XXX	XXX	Verified
XXXX			3158537907	Property Type	Single Family	UTD	Verified
XXXX			3158537907	Appraised Value	XXX		Verified
XXXX			3158537909	Zip	XXX	XXX	Verified
XXXX			3158537909	Property Type	Single Family	UTD	Verified
XXXX			3158537909	Appraised Value	XXX		Verified
XXXX			3158537922	Property Type	Single Family	UTD	Verified
XXXX			3158537922	Appraised Value	XXX		Verified
XXXX			3158537936	Property Type	Single Family	UTD	Verified
XXXX			3158537936	Appraised Value	XXX		Verified
XXXX			3158538049	Zip	XXX	XXX	Verified
XXXX			3158538049	Property Type	Single Family	UTD	Verified
XXXX			3158538049	Appraised Value	XXX		Verified
XXXX			3158538049	Original LTV	79.8	75	Verified
XXXX			3158538058	Zip	XXX	XXX	Verified
XXXX			3158538058	Property Type	Single Family	UTD	Verified
XXXX			3158538058	Appraised Value	XXX		Verified
XXXX			3158538060	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158538060	Property Type	Single Family	UTD	Verified
XXXX			3158538060	Appraised Value	XXX		Verified
XXXX			3158538092	Zip	XXX	XXX	Verified
XXXX			3158538092	Note Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158538092	Original Loan Amount	XXX	XXX	Verified
XXXX			3158538092	First Payment Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158538092	Property Type	Single Family	PUD	Verified
XXXX			3158538092	Appraised Value	XXX	XXX	Verified
XXXX			3158538092	Original LTV	83.7	85.01645	Verified
XXXX			3158538094	Property Type	Single Family	UTD	Verified
XXXX			3158538094	Appraised Value	XXX		Verified
XXXX			3158538110	Zip	XXX	XXX	Verified
XXXX			3158538110	Property Type	Single Family	UTD	Verified
XXXX			3158538110	Appraised Value	XXX		Verified
XXXX			3158538134	Property Type	Single Family	UTD	Verified
XXXX			3158538134	Appraised Value	XXX		Verified
XXXX			3158538205	Property Type	Single Family	UTD	Verified
XXXX			3158538205	Appraised Value	XXX		Verified
XXXX			3158538220	Property Type	Single Family	UTD	Verified
XXXX			3158538220	Appraised Value	XXX		Verified
XXXX			3158538235	Property Type	Single Family	UTD	Verified
XXXX			3158538235	Appraised Value	XXX		Verified
XXXX			3158538296	Original Loan Amount	XXX	XXX	Verified
XXXX			3158538296	Property Type	Single Family	UTD	Verified
XXXX			3158538296	Appraised Value	XXX		Verified
XXXX			3158538301	Zip	XXX	XXX	Verified
XXXX			3158538301	Original Loan Amount	XXX	XXX	Verified
XXXX			3158538301	Property Type	Single Family	UTD	Verified
XXXX			3158538301	Appraised Value	XXX		Verified
XXXX			3158538323	Property Type	Single Family	UTD	Verified
XXXX			3158538323	Appraised Value	XXX		Verified
XXXX			3158538337	Zip	XXX	XXX	Verified
XXXX			3158538337	Original Loan Amount	XXX	XXX	Verified
XXXX			3158538337	Property Type	Single Family	PUD	Verified
XXXX			3158538350	Zip	XXX	XXX	Verified
XXXX			3158538386	Property Type	Condo	UTD	Verified
XXXX			3158538386	Appraised Value	XXX		Verified
XXXX			3158538405	Property Type	Single Family	UTD	Verified
XXXX			3158538405	Appraised Value	XXX		Verified
XXXX			3158538448	Zip	XXX	XXX	Verified
XXXX			3158538448	Property Type	Single Family	UTD	Verified
XXXX			3158538448	Appraised Value	XXX		Verified
XXXX			3158538531	Zip	XXX	XXX	Verified
XXXX			3158538531	Property Type	Single Family	UTD	Verified
XXXX			3158538531	Appraised Value	XXX		Verified
XXXX			3158538552	Property Type	Single Family	UTD	Verified
XXXX			3158538552	Appraised Value	XXX		Verified
XXXX			3158538579	Zip	XXX	XXX	Verified
XXXX			3158538579	Property Type	Single Family	UTD	Verified
XXXX			3158538579	Appraised Value	XXX		Verified
XXXX			3158538665	Zip	XXX	XXX	Verified
XXXX			3158538665	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158538665	Property Type	Single Family	UTD	Verified
XXXX			3158538665	Appraised Value	XXX		Verified
XXXX			3158538712	Property Type	Single Family	UTD	Verified
XXXX			3158538712	Appraised Value	XXX		Verified
XXXX			3158538732	Zip	XXX	XXX	Verified
XXXX			3158538733	Property Type	Single Family	UTD	Verified
XXXX			3158538733	Appraised Value	XXX		Verified
XXXX			3158538735	Property Type	Single Family	UTD	Verified
XXXX			3158538735	Appraised Value	XXX		Verified
XXXX			3158538762	Property Type	Single Family	UTD	Verified
XXXX			3158538762	Appraised Value	XXX		Verified
XXXX			3158538784	Zip	XXX	XXX	Verified
XXXX			3158538784	Original Loan Amount	XXX	XXX	Verified
XXXX			3158538784	First Payment Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158538784	Property Type	Single Family	UTD	Verified
XXXX			3158538784	Appraised Value	XXX		Verified
XXXX			3158538789	Property Type	Single Family	UTD	Verified
XXXX			3158538789	Appraised Value	XXX		Verified
XXXX			3158538836	Property Type	Single Family	UTD	Verified
XXXX			3158538836	Appraised Value	XXX		Verified
XXXX			3158538880	Property Type	Single Family	UTD	Verified
XXXX			3158538880	Appraised Value	XXX		Verified
XXXX			3158538898	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158538898	Property Type	Single Family	UTD	Verified
XXXX			3158538898	Appraised Value	XXX		Verified
XXXX			3158538919	Property Type	Single Family	UTD	Verified
XXXX			3158538919	Appraised Value	XXX		Verified
XXXX			3158538969	Property Type	Single Family	UTD	Verified
XXXX			3158538969	Appraised Value	XXX		Verified
XXXX			3158538971	Zip	XXX	XXX	Verified
XXXX			3158538971	Property Type	Single Family	UTD	Verified
XXXX			3158538971	Appraised Value	XXX		Verified
XXXX			3158538971	Original LTV	58.8	76.92308	Verified
XXXX			3158538981	Property Type	Single Family	UTD	Verified
XXXX			3158538981	Appraised Value	XXX		Verified
XXXX			3158538984	Zip	XXX	XXX	Verified
XXXX			3158538984	Property Type	Single Family	UTD	Verified
XXXX			3158538984	Appraised Value	XXX		Verified
XXXX			3158539000	Zip	XXX	XXX	Verified
XXXX			3158539000	Appraised Value	XXX		Verified
XXXX			3158539023	Property Type	Single Family	UTD	Verified
XXXX			3158539023	Appraised Value	XXX		Verified
XXXX			3158539030	Property Type	Single Family	UTD	Verified
XXXX			3158539030	Appraised Value	XXX		Verified
XXXX			3158539078	Property Type	Single Family	UTD	Verified
XXXX			3158539078	Appraised Value	XXX		Verified
XXXX			3158539096	Property Type	Single Family	UTD	Verified
XXXX			3158539096	Appraised Value	XXX		Verified
XXXX			3158539146	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158539146	Property Type	Single Family	UTD	Verified
XXXX			3158539146	Appraised Value	XXX		Verified
XXXX			3158539209	Property Type	Single Family	UTD	Verified
XXXX			3158539209	Appraised Value	XXX		Verified
XXXX			3158539212	Zip	XXX	XXX	Verified
XXXX			3158539212	Note Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158539212	First Payment Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158539279	Property Type	Single Family	UTD	Verified
XXXX			3158539279	Appraised Value	XXX		Verified
XXXX			3158539298	Zip	XXX	XXX	Verified
XXXX			3158539298	Note Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158539298	Original Loan Amount	XXX	XXX	Verified
XXXX			3158539298	First Payment Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158539298	Property Type	Single Family	UTD	Verified
XXXX			3158539298	Appraised Value	XXX		Verified
XXXX			3158539298	Original LTV	81.7	68.79278	Verified
XXXX			3158539315	Property Type	Single Family	UTD	Verified
XXXX			3158539315	Appraised Value	XXX		Verified
XXXX			3158539339	Original Loan Amount	XXX	XXX	Verified
XXXX			3158539339	Property Type	Single Family	UTD	Verified
XXXX			3158539339	Appraised Value	XXX		Verified
XXXX			3158539397	Property Type	Single Family	UTD	Verified
XXXX			3158539397	Appraised Value	XXX		Verified
XXXX			3158539412	Property Type	Single Family	UTD	Verified
XXXX			3158539412	Appraised Value	XXX		Verified
XXXX			3158539446	Zip	XXX	XXX	Verified
XXXX			3158539446	Property Type	Single Family	UTD	Verified
XXXX			3158539446	Appraised Value	XXX		Verified
XXXX			3158539501	Zip	XXX	XXX	Verified
XXXX			3158539501	Property Type	Single Family	UTD	Verified
XXXX			3158539501	Appraised Value	XXX		Verified
XXXX			3158539531	Zip	XXX	XXX	Verified
XXXX			3158539531	Property Type	Single Family	UTD	Verified
XXXX			3158539531	Appraised Value	XXX		Verified
XXXX			3158539555	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158539555	Property Type	Single Family	UTD	Verified
XXXX			3158539555	Appraised Value	XXX		Verified
XXXX			3158539588	Property Type	Single Family	UTD	Verified
XXXX			3158539588	Appraised Value	XXX		Verified
XXXX			3158539599	Property Type	Single Family	UTD	Verified
XXXX			3158539599	Appraised Value	XXX		Verified
XXXX			3158539642	Zip	XXX	XXX	Verified
XXXX			3158539642	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158539642	Property Type	Single Family	UTD	Verified
XXXX			3158539642	Appraised Value	XXX		Verified
XXXX			3158539650	Property Type	Single Family	UTD	Verified
XXXX			3158539650	Appraised Value	XXX		Verified
XXXX			3158539657	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158539657	Property Type	Single Family	UTD	Verified
XXXX			3158539657	Appraised Value	XXX		Verified
XXXX			3158539681	Property Type	Single Family	UTD	Verified
XXXX			3158539681	Appraised Value	XXX		Verified
XXXX			3158539713	Property Type	Single Family	UTD	Verified
XXXX			3158539713	Appraised Value	XXX		Verified
XXXX			3158539739	Zip	XXX	XXX	Verified
XXXX			3158539739	Property Type	Single Family	UTD	Verified
XXXX			3158539739	Appraised Value	XXX		Verified
XXXX			3158539832	Property Type	Single Family	UTD	Verified
XXXX			3158539832	Appraised Value	XXX		Verified
XXXX			3158539836	Zip	XXX	XXX	Verified
XXXX			3158539976	Zip	XXX	XXX	Verified
XXXX			3158539976	Property Type	Single Family	UTD	Verified
XXXX			3158539976	Appraised Value	XXX		Verified
XXXX			3158540003	Property Type	Single Family	UTD	Verified
XXXX			3158540003	Appraised Value	XXX		Verified
XXXX			3158540014	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158540014	Property Type	Single Family	UTD	Verified
XXXX			3158540014	Appraised Value	XXX		Verified
XXXX			3158540042	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158540042	Property Type	Single Family	UTD	Verified
XXXX			3158540042	Appraised Value	XXX		Verified
XXXX			3158540058	Property Type	Single Family	UTD	Verified
XXXX			3158540058	Appraised Value	XXX		Verified
XXXX			3158540081	Property Type	Single Family	UTD	Verified
XXXX			3158540081	Appraised Value	XXX		Verified
XXXX			3158540092	Property Type	Single Family	UTD	Verified
XXXX			3158540092	Appraised Value	XXX		Verified
XXXX			3158540118	Zip	XXX	XXX	Verified
XXXX			3158540118	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158540118	Property Type	Single Family	UTD	Verified
XXXX			3158540118	Appraised Value	XXX		Verified
XXXX			3158540128	Zip	XXX	XXX	Verified
XXXX			3158540128	Property Type	Single Family	UTD	Verified
XXXX			3158540128	Appraised Value	XXX		Verified
XXXX			3158540133	Property Type	Single Family	UTD	Verified
XXXX			3158540133	Appraised Value	XXX		Verified
XXXX			3158540143	Property Type	Single Family	UTD	Verified
XXXX			3158540143	Appraised Value	XXX		Verified
XXXX			3158540156	Property Type	Single Family	UTD	Verified
XXXX			3158540156	Appraised Value	XXX		Verified
XXXX			3158540158	Property Type	Single Family	UTD	Verified
XXXX			3158540158	Appraised Value	XXX		Verified
XXXX			3158540160	Zip	XXX	XXX	Verified
XXXX			3158540160	Property Type	Single Family	UTD	Verified
XXXX			3158540160	Appraised Value	XXX		Verified
XXXX			3158540164	Appraised Value	XXX		Verified
XXXX			3158540184	Zip	XXX	XXX	Verified
XXXX			3158540184	Property Type	Single Family	UTD	Verified
XXXX			3158540184	Appraised Value	XXX		Verified
XXXX			3158540193	Zip	XXX	XXX	Verified
XXXX			3158540193	Note Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158540193	Appraised Value	XXX		Verified
XXXX			3158540226	Zip	XXX	XXX	Verified
XXXX			3158540226	Note Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158540226	First Payment Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158540226	Appraised Value	XXX		Verified
XXXX			3158540245	Property Type	Single Family	UTD	Verified
XXXX			3158540245	Appraised Value	XXX		Verified
XXXX			3158540276	Zip	XXX	XXX	Verified
XXXX			3158540276	Note Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158540276	First Payment Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158540276	Appraised Value	XXX		Verified
XXXX			3158540329	Property Type	Single Family	UTD	Verified
XXXX			3158540329	Appraised Value	XXX		Verified
XXXX			3158540345	Property Type	Single Family	UTD	Verified
XXXX			3158540345	Appraised Value	XXX		Verified
XXXX			3158540349	Appraised Value	XXX		Verified
XXXX			3158540380	Property Type	Single Family	UTD	Verified
XXXX			3158540380	Appraised Value	XXX		Verified
XXXX			3158540472	Zip	XXX	XXX	Verified
XXXX			3158540472	Property Type	Single Family	UTD	Verified
XXXX			3158540472	Appraised Value	XXX		Verified
XXXX			3158540486	Property Type	Single Family	UTD	Verified
XXXX			3158540486	Appraised Value	XXX		Verified
XXXX			3158540506	Property Type	Single Family	UTD	Verified
XXXX			3158540506	Appraised Value	XXX		Verified
XXXX			3158540510	Property Type	Single Family	UTD	Verified
XXXX			3158540510	Appraised Value	XXX		Verified
XXXX			3158540510	Original LTV	80	76.92308	Verified
XXXX			3158540517	Property Type	Single Family	UTD	Verified
XXXX			3158540517	Appraised Value	XXX		Verified
XXXX			3158540560	Zip	XXX	XXX	Verified
XXXX			3158540560	Note Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158540560	Property Type	Single Family	PUD	Verified
XXXX			3158540560	Appraised Value	XXX		Verified
XXXX			3158540604	Property Type	Single Family	UTD	Verified
XXXX			3158540604	Appraised Value	XXX		Verified
XXXX			3158540604	Original LTV	62.7	59.25926	Verified
XXXX			3158540606	Property Type	Single Family	UTD	Verified
XXXX			3158540606	Appraised Value	XXX		Verified
XXXX			3158540650	Property Type	Single Family	UTD	Verified
XXXX			3158540650	Appraised Value	XXX		Verified
XXXX			3158540728	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158540728	Property Type	Single Family	UTD	Verified
XXXX			3158540728	Appraised Value	XXX		Verified
XXXX			3158540790	Zip	XXX	XXX	Verified
XXXX			3158540790	Property Type	Single Family	UTD	Verified
XXXX			3158540790	Appraised Value	XXX		Verified
XXXX			3158540807	Property Type	Single Family	UTD	Verified
XXXX			3158540807	Appraised Value	XXX		Verified
XXXX			3158540831	Zip	XXX	XXX	Verified
XXXX			3158540831	Property Type	Single Family	PUD	Verified
XXXX			3158540831	Appraised Value	XXX	XXX	Verified
XXXX			3158540831	Original LTV	8.9	10.98901	Verified
XXXX			3158540832	Zip	XXX	XXX	Verified
XXXX			3158540832	Property Type	Single Family	UTD	Verified
XXXX			3158540832	Appraised Value	XXX		Verified
XXXX			3158540845	Appraised Value	XXX		Verified
XXXX			3158540869	Zip	XXX	XXX	Verified
XXXX			3158540869	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158540869	Property Type	Single Family	UTD	Verified
XXXX			3158540869	Appraised Value	XXX		Verified
XXXX			3158540909	Property Type	Single Family	UTD	Verified
XXXX			3158540909	Appraised Value	XXX		Verified
XXXX			3158540919	Property Type	Single Family	UTD	Verified
XXXX			3158540919	Appraised Value	XXX		Verified
XXXX			3158540922	Zip	XXX	XXX	Verified
XXXX			3158540922	Note Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158540922	Original Loan Amount	XXX	XXX	Verified
XXXX			3158540922	First Payment Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158540922	Property Type	Single Family	PUD	Verified
XXXX			3158540922	Appraised Value	XXX		Verified
XXXX			3158540931	Property Type	Single Family	UTD	Verified
XXXX			3158540931	Appraised Value	XXX		Verified
XXXX			3158540980	Property Type	Single Family	UTD	Verified
XXXX			3158540980	Appraised Value	XXX		Verified
XXXX			3158540983	Property Type	Single Family	UTD	Verified
XXXX			3158540983	Appraised Value	XXX		Verified
XXXX			3158540989	Property Type	Single Family	UTD	Verified
XXXX			3158540989	Appraised Value	XXX		Verified
XXXX			3158541012	Property Type	Single Family	UTD	Verified
XXXX			3158541012	Appraised Value	XXX		Verified
XXXX			3158541045	Property Type	Condo	UTD	Verified
XXXX			3158541045	Appraised Value	XXX		Verified
XXXX			3158541047	Zip	XXX	XXX	Verified
XXXX			3158541047	Property Type	Single Family	UTD	Verified
XXXX			3158541047	Appraised Value	XXX		Verified
XXXX			3158541156	Property Type	Single Family	UTD	Verified
XXXX			3158541156	Appraised Value	XXX		Verified
XXXX			3158541180	Property Type	Single Family	UTD	Verified
XXXX			3158541180	Appraised Value	XXX		Verified
XXXX			3158541187	Property Type	Single Family	UTD	Verified
XXXX			3158541187	Appraised Value	XXX		Verified
XXXX			3158541193	Zip	XXX	XXX	Verified
XXXX			3158541193	Original Loan Amount	XXX	XXX	Verified
XXXX			3158541193	Property Type	Single Family	UTD	Verified
XXXX			3158541193	Appraised Value	XXX		Verified
XXXX			3158541196	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158541196	Property Type	Single Family	UTD	Verified
XXXX			3158541196	Appraised Value	XXX		Verified
XXXX			3158541198	Property Type	Single Family	UTD	Verified
XXXX			3158541198	Appraised Value	XXX		Verified
XXXX			3158541228	Zip	XXX	XXX	Verified
XXXX			3158541228	Original Loan Amount	XXX	XXX	Verified
XXXX			3158541228	Property Type	Single Family	UTD	Verified
XXXX			3158541228	Appraised Value	XXX		Verified
XXXX			3158541241	Appraised Value	XXX		Verified
XXXX			3158541341	Property Type	Single Family	UTD	Verified
XXXX			3158541341	Appraised Value	XXX		Verified
XXXX			3158541365	Property Type	Single Family	UTD	Verified
XXXX			3158541388	Appraised Value	XXX		Verified
XXXX			3158541429	Zip	XXX	XXX	Verified
XXXX			3158541429	Property Type	Single Family	UTD	Verified
XXXX			3158541429	Appraised Value	XXX		Verified
XXXX			3158541490	Zip	XXX	XXX	Verified
XXXX			3158541490	Property Type	Single Family	UTD	Verified
XXXX			3158541490	Appraised Value	XXX		Verified
XXXX			3158541540	Property Type	Single Family	UTD	Verified
XXXX			3158541540	Appraised Value	XXX		Verified
XXXX			3158541578	Zip	XXX	XXX	Verified
XXXX			3158541578	Note Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158541578	Original Loan Amount	XXX	XXX	Verified
XXXX			3158541578	Property Type	Condo	UTD	Verified
XXXX			3158541578	Appraised Value	XXX		Verified
XXXX			3158541588	Property Type	Single Family	UTD	Verified
XXXX			3158541588	Appraised Value	XXX		Verified
XXXX			3158541625	Property Type	Single Family	UTD	Verified
XXXX			3158541625	Appraised Value	XXX		Verified
XXXX			3158541634	Property Type	Single Family	UTD	Verified
XXXX			3158541634	Appraised Value	XXX		Verified
XXXX			3158541671	Property Type	Single Family	UTD	Verified
XXXX			3158541671	Appraised Value	XXX		Verified
XXXX			3158541680	Property Type	Single Family	UTD	Verified
XXXX			3158541680	Appraised Value	XXX		Verified
XXXX			3158541809	Property Type	Single Family	UTD	Verified
XXXX			3158541809	Appraised Value	XXX		Verified
XXXX			3158541872	Zip	XXX	XXX	Verified
XXXX			3158541872	Note Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158541872	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158541872	Property Type	Single Family	UTD	Verified
XXXX			3158541872	Appraised Value	XXX		Verified
XXXX			3158541897	Property Type	Single Family	UTD	Verified
XXXX			3158541897	Appraised Value	XXX		Verified
XXXX			3158541925	Property Type	Single Family	UTD	Verified
XXXX			3158541925	Appraised Value	XXX		Verified
XXXX			3158541927	Zip	XXX	XXX	Verified
XXXX			3158541927	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158541927	Property Type	Single Family	UTD	Verified
XXXX			3158541927	Appraised Value	XXX		Verified
XXXX			3158541937	Original Loan Amount	XXX	XXX	Verified
XXXX			3158541937	Property Type	Single Family	UTD	Verified
XXXX			3158541937	Appraised Value	XXX		Verified
XXXX			3158541962	Property Type	Single Family	UTD	Verified
XXXX			3158541962	Appraised Value	XXX		Verified
XXXX			3158541972	Original Loan Amount	XXX	XXX	Verified
XXXX			3158541972	Property Type	Single Family	UTD	Verified
XXXX			3158541972	Appraised Value	XXX		Verified
XXXX			3158542027	Property Type	Single Family	UTD	Verified
XXXX			3158542027	Appraised Value	XXX		Verified
XXXX			3158542054	Zip	XXX	XXX	Verified
XXXX			3158542104	Property Type	Single Family	UTD	Verified
XXXX			3158542104	Appraised Value	XXX		Verified
XXXX			3158542113	Zip	XXX	XXX	Verified
XXXX			3158542113	Property Type	Single Family	UTD	Verified
XXXX			3158542113	Appraised Value	XXX		Verified
XXXX			3158542191	Zip	XXX	XXX	Verified
XXXX			3158542191	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158542191	Property Type	Single Family	UTD	Verified
XXXX			3158542191	Appraised Value	XXX		Verified
XXXX			3158542229	Property Type	Single Family	UTD	Verified
XXXX			3158542229	Appraised Value	XXX		Verified
XXXX			3158542236	Property Type	Single Family	UTD	Verified
XXXX			3158542236	Appraised Value	XXX		Verified
XXXX			3158542248	Zip	XXX	XXX	Verified
XXXX			3158542248	Property Type	Single Family	UTD	Verified
XXXX			3158542248	Appraised Value	XXX		Verified
XXXX			3158542271	Property Type	Single Family	UTD	Verified
XXXX			3158542271	Appraised Value	XXX		Verified
XXXX			3158542274	Zip	XXX	XXX	Verified
XXXX			3158542274	Property Type	Single Family	UTD	Verified
XXXX			3158542274	Appraised Value	XXX		Verified
XXXX			3158542327	Property Type	Single Family	UTD	Verified
XXXX			3158542327	Appraised Value	XXX		Verified
XXXX			3158542368	Property Type	Single Family	UTD	Verified
XXXX			3158542368	Appraised Value	XXX		Verified
XXXX			3158542373	Property Type	Single Family	UTD	Verified
XXXX			3158542373	Appraised Value	XXX		Verified
XXXX			3158542411	Zip	XXX	XXX	Verified
XXXX			3158542411	Property Type	Single Family	UTD	Verified
XXXX			3158542411	Appraised Value	XXX		Verified
XXXX			3158542419	Property Type	Single Family	UTD	Verified
XXXX			3158542419	Appraised Value	XXX		Verified
XXXX			3158542430	Zip	XXX	XXX	Verified
XXXX			3158542430	Property Type	Single Family	UTD	Verified
XXXX			3158542430	Appraised Value	XXX		Verified
XXXX			3158542433	Property Type	Single Family	UTD	Verified
XXXX			3158542433	Appraised Value	XXX		Verified
XXXX			3158542456	Zip	XXX	XXX	Verified
XXXX			3158542456	Property Type	Single Family	UTD	Verified
XXXX			3158542456	Appraised Value	XXX		Verified
XXXX			3158542491	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158542491	Property Type	Single Family	UTD	Verified
XXXX			3158542491	Appraised Value	XXX		Verified
XXXX			3158537008	Note Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158537048	Note Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158537059	Property Type	Single Family	PUD	Verified
XXXX			3158537095	Property Type	PUD	PUD Attached	Verified
XXXX			3158537152	Property Type	Single Family	2 Family	Verified
XXXX			3158537323	Property Type	Single Family	UTD	Verified
XXXX			3158537323	Appraised Value	XXX		Verified
XXXX			3158537324	Zip	XXX	XXX	Verified
XXXX			3158537365	Zip	XXX	XXX	Verified
XXXX			3158537365	Original LTV	98.4	96.99057	Verified
XXXX			3158537400	Property Type	Single Family	PUD	Verified
XXXX			3158537607	City	XXX	XXX	Verified
XXXX			3158537607	Zip	XXX	XXX	Verified
XXXX			3158537607	Property Type	Single Family	UTD	Verified
XXXX			3158537607	Appraised Value	XXX		Verified
XXXX			3158537801	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158537801	Property Type	Single Family	UTD	Verified
XXXX			3158537801	Appraised Value	XXX		Verified
XXXX			3158537934	Property Type	Single Family	UTD	Verified
XXXX			3158537934	Appraised Value	XXX		Verified
XXXX			3158538056	Zip	XXX	XXX	Verified
XXXX			3158538056	Property Type	Single Family	UTD	Verified
XXXX			3158538056	Appraised Value	XXX		Verified
XXXX			3158538813	Property Type	Single Family	UTD	Verified
XXXX			3158538813	Appraised Value	XXX		Verified
XXXX			3158538821	Property Type	Single Family	PUD Attached	Verified
XXXX			3158538834	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158538834	Property Type	Single Family	UTD	Verified
XXXX			3158538834	Appraised Value	XXX		Verified
XXXX			3158539281	Property Type	Single Family	UTD	Verified
XXXX			3158539281	Appraised Value	XXX		Verified
XXXX			3158539888	Property Type	Single Family	PUD	Verified
XXXX			3158540045	Property Type	Single Family	UTD	Verified
XXXX			3158540045	Appraised Value	XXX		Verified
XXXX			3158540299	Zip	XXX	XXX	Verified
XXXX			3158540299	Property Type	Single Family	UTD	Verified
XXXX			3158540299	Occupancy	Investment	UTD	Verified
XXXX			3158540299	Appraised Value	XXX		Verified
XXXX			3158540572	Original Loan Amount	XXX	XXX	Verified
XXXX			3158540572	Property Type	Single Family	UTD	Verified
XXXX			3158540572	Appraised Value	XXX		Verified
XXXX			3158540903	Property Type	Single Family	UTD	Verified
XXXX			3158540903	Appraised Value	XXX		Verified
XXXX			3158541733	Property Type	Single Family	UTD	Verified
XXXX			3158541733	Appraised Value	XXX		Verified
XXXX			3158541909	Property Type	Single Family	UTD	Verified
XXXX			3158541909	Appraised Value	XXX		Verified
XXXX			3158541938	Property Type	Single Family	UTD	Verified
XXXX			3158541938	Appraised Value	XXX		Verified
XXXX			3158542010	Zip	XXX	XXX	Verified
XXXX			3158542010	Note Date	XXXX-XX-XX	XXXX-XX-XX	Verified
XXXX			3158542010	First Payment Date	XXXX-XX-XX		Verified
XXXX			3158542010	Property Type	Single Family	UTD	Verified
XXXX			3158542010	Appraised Value	XXX		Verified
XXXX			3158542226	Zip	XXX	XXX	Verified
XXXX			3158542226	Property Type	Single Family	UTD	Verified
XXXX			3158542226	Appraised Value	XXX		Verified